UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22592

DoubleLine Opportunistic Credit Fund
(Exact name of Registrant as specified in charter)

2002 North Tampa Street, Suite 200

Tampa, FL 33602

(Address of principal executive offices) (Zip code)

Ronald R. Redell

Principal Executive Officer

c/o DoubleLine Capital LP

2002 North Tampa Street, Suite 200

Tampa, FL 33602

(Name and address of agent for service)

(813) 791-7333

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
March 31, 2025
DoubleLine Opportunistic Credit Fund
NYSE: DBL
DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

Semi-Annual Report	March 31, 2025	3

Schedule of Investments DoubleLine Opportunistic Credit Fund	(Unaudited) March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 1.4%
	Blue Stream Communications LLC
500,000	Series 2023-1A-C	8.90%(a)	05/20/2053	515,488
	Compass Datacenters LLC
500,000	Series 2024-1A-B	7.00%(a)	02/25/2049	510,024
	Jimmy Johns LLC
1,111,500	Series 2017-1A-A2II	4.85%(a)	07/30/2047	1,099,248
	Lendingpoint Asset Securitization Trust
1,000,000	Series 2022-B-B	5.99%(a)	10/15/2029	959,836
	Sierra Timeshare Conduit Receivables Funding LLC
207,660	Series 2023-2A-D	9.72%(a)	04/20/2040	215,411
	Upstart Pass-Through Trust Series
1,000,000	Series 2021-ST5-CERT	0.00%(a)(b)(c)	07/20/2027	134,965
	Willis Lease Finance Corp.
508,416	Series 2021-A-C	7.39%(a)	05/15/2046	508,155
	Total Asset Backed Obligations (Cost $3,846,088)			3,943,127

BANK LOANS - 12.7%
	1261229 BC Ltd.
670,000	Senior Secured Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	10.57%	09/25/2030	645,712
	Access CIG LLC
561,734	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.54%	08/18/2028	562,593
	Acrisure LLC
404,369	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	11/06/2030	402,564
	Acuris Finance US, Inc.
312,008	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.05%	02/16/2028	311,960
	ADMI Corp.
641,875	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	10.07%	12/23/2027	645,486
	Allied Universal Holdco LLC
499,821	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.85%, 0.50% Floor)	8.17%	05/15/2028	499,861
	Altice France SA
138,589	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	9.80%	08/31/2028	124,574
	Alvaria Holdco (Aspect Software) Second-Out T/L
123,030	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.11%, 0.75% Floor)	5.44%	05/05/2028	41,677
7,884	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.11% or 6.50% PIK, 0.75% Floor)	5.44%	05/05/2028	2,671
	Alvaria Holdco (Aspect Software) Third-Out T/L A
15,487	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.11% or 5.50% PIK, 0.00% Floor)	6.44%	05/05/2028	658
286,848	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.11%, 0.00% Floor)	6.44%	05/05/2028	12,191
	American Tire Distributors, Inc.
419,250	Senior Secured First Lien Term Loan (3 mo. SOFR US + 8.51%, 0.75% Floor)	13.16%(d)	10/23/2028	138,353
	Applied Systems, Inc.
170,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	8.83%	02/23/2032	174,083

Principal Amount $	Security Description	Rate	Maturity	Value $
	Apro LLC
113,650	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.05%	07/09/2031	113,438
	Ascend Learning LLC
372,479	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.85%, 0.50% Floor)	10.17%	12/10/2029	371,920
	Aspire Bakeries Holdings LLC
164,171	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.57%	12/23/2030	164,787
	Astra Acquisition Corp.
90,619	Senior Secured First Lien Term Loan (3 mo. SOFR US + 6.75%, 2.00% Floor)	11.05%	02/25/2028	56,524
144,415	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 2.00% Floor)	9.55%	10/25/2028	3,610
	Asurion LLC
110,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.36%, 0.00% Floor)	9.69%	02/03/2028	104,500
450,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.36%, 0.00% Floor)	9.69%	01/22/2029	418,430
	Aveanna Healthcare LLC
825,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.15%, 0.50% Floor)	11.46%	12/10/2029	789,525
	Bausch + Lomb Corp.
131,947	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.35%, 0.50% Floor)	7.67%	05/10/2027	131,649
517,742	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.32%	09/29/2028	517,098
	BMC Software, Inc.
545,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.29%	07/30/2031	536,286
	Boxer Parent Co., Inc.
1,115,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.75%, 0.00% Floor)	10.04%	07/30/2032	1,078,763
	Brand Industrial Services, Inc.
296,367	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	8.79%	08/01/2030	281,137
	Cengage Learning, Inc.
122,415	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.82%	03/24/2031	121,591
71,125	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.82%	03/24/2031	70,646
	Central Parent LLC
199,652	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	07/06/2029	171,950
	ClubCorp Holdings, Inc.
17,383	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.26%, 0.00% Floor)	9.30%	09/18/2026	17,435
426,408	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.26%, 0.00% Floor)	9.30%	09/18/2026	427,696
	CommScope LLC
365,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 2.00% Floor)	9.57%	12/17/2029	364,011
0	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 2.00% Floor)	9.57%	12/17/2029	—

4	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Cornerstone Building Brands, Inc.
134,325	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	8.82%	05/15/2031	111,538
	Crown Finance US, Inc.
1,107,225	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.57%	12/02/2031	1,102,774
	Deerfield Dakota Holding LLC
384,219	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	8.05%	04/09/2027	365,528
	Dexko Global, Inc.
407,897	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.19%	10/04/2028	381,070
	DG Investment Intermediate Holdings 2, Inc.
595,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.86%, 0.75% Floor)	11.19%	03/29/2029	591,653
	Directv Financing LLC
912,948	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.51%, 0.75% Floor)	9.80%	08/02/2029	901,308
	Eagle Parent Corp.
85,692	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	04/02/2029	81,744
894,469	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	04/02/2029	853,261
85,692	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	04/02/2029	81,744
	Edelman Financial Engines Center LLC
870,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.57%	10/06/2028	872,827
	EG America LLC
606,770	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	8.56%	02/07/2028	607,802
	Eisner Advisory Group LLC
306,335	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.32%	02/28/2031	306,458
	Ellucian Holdings, Inc.
88,336	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	10/29/2029	88,297
180,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.07%	11/22/2032	182,887
	Fertitta Entertainment LLC/NV
488,702	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.82%	01/29/2029	481,885
	FinThrive Software Intermediate Holdings, Inc.
23,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.11%, 0.50% Floor)	8.44%	12/17/2028	20,247
129,250	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.86%, 0.50% Floor)	11.19%	12/17/2029	99,091
	Flynn America LP
169,969	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.61%, 0.50% Floor)	8.94%	07/31/2028	169,332
169,969	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.61%, 0.50% Floor)	8.94%	07/31/2028	169,331
	Gainwell Acquisition Corp.
1,146,608	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.10%, 0.75% Floor)	8.40%	10/01/2027	1,078,546

Principal Amount $	Security Description	Rate	Maturity	Value $
	Garda World Security Corp.
292,035	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/01/2029	291,366
	Golden State Foods LLC
343,284	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.56%	12/04/2031	344,821
	Groupe Solmax, Inc.
85,394	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.01%, 0.75% Floor)	9.31%	07/24/2028	71,517
109,114	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.01%, 0.75% Floor)	9.31%	07/24/2028	91,383
59,450	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.01%, 0.75% Floor)	9.31%	07/24/2028	49,789
59,301	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.01%, 0.75% Floor)	9.31%	07/24/2028	49,665
	Hexion Holdings Corp.
692,346	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.32%	03/15/2029	674,667
	INEOS US Finance LLC
954,018	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	02/19/2030	918,986
	INEOS US Petrochem LLC
257,400	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.35%, 0.00% Floor)	8.67%	03/29/2029	247,748
790,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.57%	10/07/2031	742,600
	Kenan Advantage Group, Inc.
277,205	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	01/25/2029	276,454
	Klockner Pentaplast of America, Inc.
307,597	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.98%, 0.50% Floor)	9.23%	02/09/2026	281,194
	Kronos Acquisition Holdings, Inc.
497,500	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.29%	07/08/2031	429,094
	LBM Acquisition LLC
702,042	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.85%, 0.75% Floor)	8.17%	06/06/2031	650,091
	Lereta LLC
115,339	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.36%, 0.75% Floor)	9.69%	08/07/2028	102,065
	LifePoint Health, Inc.
69,650	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 1.00% Floor)	7.82%	05/19/2031	67,225
372,195	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.05%	05/19/2031	361,803
	Mitchell International, Inc.
985,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.57%	06/17/2032	961,606
	MLN US Holdco LLC
155,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 8.85%, 0.00% Floor)	13.20%(d)	11/30/2026	1,186
	Monogram Food Solutions LLC
522,301	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.11%, 0.50% Floor)	8.44%	08/28/2028	514,466

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2025	5

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Natgasoline LLC
325,000	Senior Secured Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.82%	03/25/2030	317,281
	Needle Holdings LLC
29,974	Senior Secured First Lien Term Loan (Prime Rate + 8.50%, 0.00% Floor)	16.00%(d)	04/28/2028	7,943
	NEP Group, Inc.
802,505	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.36% + 1.50% PIK, 0.00% Floor)	7.82%	08/19/2026	748,737
24,269	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.36% + 1.50% PIK, 0.00% Floor)	7.82%	08/19/2026	22,643
230,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.26%, 0.00% Floor)	11.57%	10/19/2026	176,525
	NGL Energy Operating LLC
79,200	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.07%	02/03/2031	78,911
	OneDigital Borrower LLC
675,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.50% Floor)	9.57%	07/02/2032	675,844
	Ontario Gaming GTA LP
940,239	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	08/01/2030	927,546
	Par Petroleum LLC
362,604	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.04%	02/28/2030	356,939
	Polar US Borrower LLC
27,081	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.85% + 0.75% PIK, 0.00% Floor)	9.92%	10/16/2028	15,210
51	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.85% + 0.75% PIK, 0.00% Floor)	9.92%	10/16/2028	29
26,914	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.85% + 0.75% PIK, 0.00% Floor)	9.92%	10/16/2028	15,117
86	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.85% + 0.75% PIK, 0.00% Floor)	9.92%	10/16/2028	48
	Polaris Newco LLC
530,868	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.86%, 0.50% Floor)	8.56%	06/05/2028	509,437
	Pretium PKG Holdings, Inc.
310,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.01%, 0.50% Floor)	11.31%	10/01/2029	72,501
	Pretzel Parent T/L B
150,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	8.82%	10/01/2031	150,304
	Radiology Partners, Inc.
435,913	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.09%	01/31/2029	421,269
11,420	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.76% + 1.50% PIK, 0.00% Floor)	8.09%	01/31/2029	11,036
	Skillsoft Finance II, Inc.
147,118	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.36%, 0.75% Floor)	9.69%	07/14/2028	127,510

Principal Amount $	Security Description	Rate	Maturity	Value $
	Sound Inpatient Physicians Holdings LLC
190,000	Senior Secured Term Loan (3 mo. Term SOFR + 6.75%, 0.00% Floor)	11.06%	06/29/2026	27,692
	Staples, Inc.
174,125	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.75%, 0.50% Floor)	10.04%	09/10/2029	155,145
	StubHub Holdco Sub LLC
863,385	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.07%	03/15/2030	861,227
	Team Health Holdings, Inc.
647,991	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	9.54%	03/02/2027	632,455
	Titan Acquisition Ltd./Canada
759,263	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.50%, 0.00% Floor)	8.78%	02/15/2029	756,970
	Townsquare Media, Inc.
810,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.50% Floor)	9.32%	02/19/2030	763,425
	Travelport Finance Luxembourg Sarl
393,279	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.69%, 1.00% Floor)	11.30%	09/29/2028	356,338
139,456	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.69%, 1.00% Floor)	11.30%	09/29/2028	126,357
	Trident TPI Holdings, Inc.
148,499	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	09/18/2028	143,766
	United Natural Foods, Inc.
277,900	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.06%	05/01/2031	281,895
	Univision Communications, Inc.
531,489	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	06/25/2029	517,314
	Vantage Specialty Chemicals, Inc.
675,147	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.50% Floor)	9.07%	10/26/2026	653,343
	Veritiv Operating Co.
119,699	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.31%	11/29/2030	119,209
	Vibrantz Technologies, Inc.
244,390	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.40%, 0.50% Floor)	8.69%	04/23/2029	216,133
	Victra Holdings LLC
343,684	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.57%	03/29/2029	343,470
	Wand NewCo 3, Inc.
212,295	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.07%	01/30/2031	209,457
	WaterBridge Midstream Operating LLC
921,460	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	9.05%	06/27/2029	915,650
	WestJet Loyalty LP
67,953	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	02/14/2031	65,592

6	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Zayo Group Holdings, Inc.
180,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.50% Floor)	8.57%	03/09/2027	169,438
	Total Bank Loans (Cost $39,093,258)			36,928,134

COLLATERALIZED LOAN OBLIGATIONS - 23.8%
	Allegany Park CLO Ltd.
1,000,000	Series 2019-1A-ER (3 mo. Term SOFR + 6.40%, 6.40% Floor)	10.69%(a)	01/20/2035	975,244
	Atlas Senior Loan Fund Ltd.
1,700,000	Series 2019-14A-D (3 mo. Term SOFR + 4.16%, 3.90% Floor)	8.45%(a)	07/20/2032	1,704,819
	Babson CLO Ltd./Cayman Islands
2,500,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.91%, 3.65% Floor)	8.21%(a)	04/15/2035	2,505,789
1,500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.12%, 6.86% Floor)	11.42%(a)	04/15/2035	1,510,548
1,000,000	Series 2019-2A-D1RR (3 mo. Term SOFR + 2.90%, 2.90% Floor)	7.20%(a)	01/15/2038	997,750
	Bain Capital Credit CLO
4,000,000	Series 2022-5A-DR (3 mo. Term SOFR + 4.25%, 4.25% Floor)	8.55%(a)	01/24/2037	4,045,775
	Beechwood Park CLO Ltd.
5,000,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.10%, 3.10% Floor)	7.40%(a)	01/17/2035	5,009,035
	Blackstone, Inc.
500,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.11%, 2.85% Floor)	7.41%(a)	10/15/2030	500,654
1,000,000	Series 2018-1A-E (3 mo. Term SOFR + 5.21%, 0.00% Floor)	9.51%(a)	04/15/2031	985,548
	BlueMountain CLO Ltd.
1,000,000	Series 2013-2A-DR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.45%(a)	10/22/2030	1,001,164
	Canyon Capital CLO Ltd.
1,700,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.30%(a)	01/30/2031	1,696,165
1,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.56%(a)	07/15/2030	1,002,031
1,000,000	Series 2017-1A-E (3 mo. Term SOFR + 6.51%, 0.00% Floor)	10.81%(a)	07/15/2030	980,929
2,250,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	10.97%(a)	04/15/2034	2,180,659
	Canyon CLO
1,500,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.31%(a)	07/15/2031	1,472,605
	Carlyle Group, Inc.
2,000,000	Series 2013-1A-CR (3 mo. Term SOFR + 3.61%, 0.00% Floor)	7.93%(a)	08/14/2030	2,003,616
1,500,000	Series 2015-5A-DR (3 mo. Term SOFR + 6.96%, 6.70% Floor)	11.25%(a)	01/20/2032	1,478,487
	Cathedral Lake CLO Ltd.
500,000	Series 2021-8A-C (3 mo. Term SOFR + 2.88%, 2.62% Floor)	7.17%(a)	01/20/2035	500,080
	Dryden Senior Loan Fund
1,500,000	Series 2015-37A-ER (3 mo. Term SOFR + 5.41%, 5.15% Floor)	9.71%(a)	01/15/2031	1,446,670
2,000,000	Series 2015-40A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.33%(a)	08/15/2031	1,885,490
500,000	Series 2017-50A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.81%(a)	07/15/2030	501,231
	Highbridge Loan Management Ltd.
1,000,000	Series 11A-17-E (3 mo. Term SOFR + 6.36%, 0.00% Floor)	10.66%(a)	05/06/2030	914,892
1,000,000	Series 2013-2A-CR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.45%(a)	10/20/2029	1,000,936
	Katayma CLO Ltd.
1,000,000	Series 2024-2A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	8.79%(a)	04/20/2037	1,011,364

Principal Amount $	Security Description	Rate	Maturity	Value $
	LCM LP
2,500,000	Series 26A-E (3 mo. Term SOFR + 5.56%, 5.30% Floor)	9.85%(a)	01/20/2031	1,987,258
	Madison Park Funding Ltd.
850,000	Series 2014-14A-ER (3 mo. Term SOFR + 6.06%, 5.80% Floor)	10.35%(a)	10/22/2030	814,551
1,000,000	Series 9A-DR (3 mo. Term SOFR + 3.86%, 0.00% Floor)	8.17%(a)	05/28/2030	1,002,605
	Magnetite CLO Ltd.
1,500,000	Series 2019-24A-DR (3 mo. Term SOFR + 3.05%, 3.05% Floor)	7.35%(a)	04/15/2035	1,502,305
1,000,000	Series 2019-24A-ER (3 mo. Term SOFR + 6.40%, 6.40% Floor)	10.70%(a)	04/15/2035	1,004,450
500,000	Series 2022-33A-DR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	7.29%(a)	10/20/2037	501,866
	Marble Point CLO
500,000	Series 2021-3A-D1 (3 mo. Term SOFR + 3.76%, 3.50% Floor)	8.06%(a)	10/17/2034	500,835
	Neuberger Berman CLO Ltd.
2,000,000	Series 2019-32A-DR (3 mo. Term SOFR + 2.96%, 2.70% Floor)	7.25%(a)	01/20/2032	2,003,179
	Ocean Trails CLO
920,000	Series 2014-5A-DRR (3 mo. Term SOFR + 3.71%, 3.45% Floor)	8.00%(a)	10/13/2031	922,932
	Octagon Investment Partners Ltd.
1,000,000	Series 2016-1A-DR (3 mo. Term SOFR + 3.11%, 3.11% Floor)	7.41%(a)	07/15/2030	1,001,212
1,000,000	Series 2016-1A-FR (3 mo. Term SOFR + 8.35%, 8.35% Floor)	12.65%(a)	07/15/2030	684,100
2,000,000	Series 2017-1A-SUB	0.00%(a)(b)(c)(e)	03/17/2030	171,980
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 5.46%, 5.20% Floor)	9.75%(a)	01/20/2031	1,480,505
900,000	Series 2018-3A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.30%(a)	10/20/2030	901,794
1,000,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.81%(a)	10/15/2034	1,000,143
	RR Ltd./Cayman Islands
500,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	10.36%(a)	04/15/2036	475,408
1,000,000	Series 2019-6A-DR (3 mo. Term SOFR + 6.11%, 5.85% Floor)	10.41%(a)	04/15/2036	955,448
	Sound Point CLO Ltd.
2,500,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.86%(a)	07/15/2034	2,499,371
2,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	7.90%(a)	07/20/2034	1,999,909
2,000,000	Series 2021-1A-D (3 mo. Term SOFR + 3.76%, 3.76% Floor)	8.06%(a)	04/25/2034	2,001,328
	Trimaran CAVU LLC
500,000	Series 2019-2A-C (3 mo. Term SOFR + 4.98%, 4.72% Floor)	9.27%(a)	11/26/2032	503,129
	Venture CDO Ltd.
500,000	Series 2017-30A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	6.51%(a)	01/15/2031	497,872
	Vibrant CLO Ltd.
500,000	Series 2024-4RA-D1 (3 mo. Term SOFR + 3.75%, 3.75% Floor)	8.35%(a)	10/20/2037	500,347

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2025	7

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Vibrant Clo X Ltd.
1,000,000	Series 2018-10RA-C1 (3 mo. Term SOFR + 5.00%, 5.00% Floor)	9.29%(a)	04/20/2036	1,010,923
	Voya CLO Ltd.
1,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	7.67%(a)	07/16/2034	1,000,786
	Wind River CLO Ltd.
2,500,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.31%(a)	01/15/2031	2,146,409
1,000,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	7.95%(a)	10/22/2031	1,004,086
1,000,000	Series 2017-3A-DR (3 mo. Term SOFR + 4.11%, 3.85% Floor)	8.41%(a)	04/15/2035	1,002,345
	Wind River Ltd.
1,000,000	Series 2021-3A-D1AR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	7.27%(a)	04/20/2038	994,175
	Total Collateralized Loan Obligations (Cost $70,178,763)			69,382,732

FOREIGN CORPORATE BONDS - 3.0%
400,000	Adani Ports & Special Economic Zone Ltd.	5.00%	08/02/2041	313,178
169,750	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%	10/15/2039	134,150
217,500	Adani Transmission Step-One Ltd.	4.25%	05/21/2036	180,190
350,000	AL Candelaria Spain SA	5.75%	06/15/2033	301,216
200,000	Aris Mining Corp.	8.00%(a)	10/31/2029	203,305
128,626	Autopistas del Sol SA/Costa Rica	7.38%	12/30/2030	128,195
400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%(f)	04/22/2031	349,483
350,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 4.30%)	8.75%(a)(f)	05/20/2035	348,237
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%	01/08/2039	203,950
250,000	Braskem Idesa SAPI	6.99%(a)	02/20/2032	187,033
450,000	Braskem Netherlands Finance BV	5.88%	01/31/2050	310,254
250,000	BRF SA	5.75%	09/21/2050	202,519
400,000	Canacol Energy Ltd.	5.75%	11/24/2028	210,420
400,000	CAP SA	3.90%	04/27/2031	328,800
250,000	Comision Federal de Electricidad	5.00%	07/30/2049	203,750
100,000	Cosan Overseas Ltd.	8.25%(f)	05/05/2025	100,237
400,000	CSN Resources SA	5.88%	04/08/2032	324,833
400,000	ENA Master Trust	4.00%	05/19/2048	298,200
215,229	Fermaca Enterprises S de RL de CV	6.38%	03/30/2038	208,495
202,000	Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 2.00% PIK	11.00%(a)	09/12/2030	208,565
160,900	Fideicomiso PA Pacifico Tres	8.25%	01/15/2035	163,314
450,000	Fresnillo PLC	4.25%	10/02/2050	329,172
300,000	Frigorifico Concepcion SA	7.70%(a)	07/21/2028	227,336
235,000	Garda World Security Corp.	8.25%(a)	08/01/2032	229,692
235,000	Global Aircraft Leasing Co. Ltd.	8.75%(a)	09/01/2027	239,154
230,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00%(a)	02/15/2029	230,715
200,000	Infraestructura Energetica Nova SAPI de CV	4.88%	01/14/2048	148,882
200,000	Infraestructura Energetica Nova SAPI de CV	4.75%	01/15/2051	143,033
140,000	Kronos Acquisition Holdings, Inc.	8.25%(a)	06/30/2031	124,360
200,000	Motion Finco Sarl	8.38%(a)	02/15/2032	194,631

Principal Amount $	Security Description	Rate	Maturity	Value $
200,000	Movida Europe SA	7.85%(a)	04/11/2029	178,392
200,000	Movida Europe SA	5.25%	02/08/2031	164,202
143,944	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	145,594
200,000	Saavi Energia Sarl	8.88%(a)	02/10/2035	202,590
200,000	Sasol Financing USA LLC	5.50%	03/18/2031	168,317
450,000	Simpar Europe SA	5.20%	01/26/2031	355,500
173,733	TransJamaican Highway Ltd.	5.75%	10/10/2036	160,703
42,630	Unigel Luxembourg SA 15.00% PIK	13.50%(a)	12/31/2027	39,765
59,872	Unigel Luxembourg SA 15.00% PIK	13.50%	12/31/2027	55,848
209,496	Unigel Luxembourg SA 12.00% PIK	11.00%	12/31/2028	86,941
48,719	Unigel Luxembourg SA 12.00% PIK	11.00%(a)	12/31/2028	20,218
262,806	Unigel Netherlands Holding Corp. BV 15.00% PIK	15.00%	12/31/2044	11,826
400,000	UPL Corp. Ltd. (5 yr. CMT Rate + 3.87%)	5.25%(f)	04/10/2025	391,069
	Total Foreign Corporate Bonds (Cost $8,904,642)			8,756,264

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.6%
400,000	Aeropuerto Internacional de Tocumen SA	5.13%	08/11/2061	283,640
200,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75%(f)	10/15/2025	203,878
450,000	Brazilian Government International Bond	4.75%	01/14/2050	318,267
500,000	Colombia Government International Bond	5.00%	06/15/2045	337,125
200,000	Comision Federal de Electricidad	4.68%	02/09/2051	137,223
350,000	Corp. Nacional del Cobre de Chile	3.15%	01/15/2051	217,115
250,000	Ecopetrol SA	5.88%	05/28/2045	175,781
250,000	Ecopetrol SA	5.88%	11/02/2051	169,113
200,000	Empresa de Transmision Electrica SA	5.13%	05/02/2049	146,790
198,850	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%(a)	01/31/2041	197,011
200,000	Guatemala Government Bond	4.65%	10/07/2041	156,675
200,000	Mexico City Airport Trust	5.50%	07/31/2047	165,082
500,000	Mexico Government International Bond	3.77%	05/24/2061	292,125
200,000	Morocco Government International Bond	4.00%	12/15/2050	136,379
200,000	OCP SA	5.13%	06/23/2051	154,015
300,000	Petrobras Global Finance BV	5.50%	06/10/2051	233,388
600,000	Petroleos del Peru SA	5.63%	06/19/2047	378,750
800,000	Petroleos Mexicanos	6.38%	01/23/2045	539,452
200,000	Port Of Spain Waterfront Development	7.88%(a)	02/19/2040	198,722
350,000	Republic of South Africa Government International Bond	5.65%	09/27/2047	259,057
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $5,380,543)			4,699,588

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 28.0%
	ACREC Trust
690,000	Series 2023-FL2-B (1 mo. Term SOFR + 3.48%, 3.48% Floor)	7.80%(a)	02/19/2038	695,060
	Arbor Realty Trust, Inc.
1,000,000	Series 2022-FL1-C (30 day avg SOFR US + 2.30%, 2.30% Floor)	6.65%(a)	01/15/2037	1,001,265
	AREIT Ltd.
1,000,000	Series 2024-CRE9-B (1 mo. Term SOFR + 2.54%, 2.54% Floor)	6.86%(a)	05/17/2041	1,002,025

8	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	AREIT Trust
1,204,000	Series 2021-CRE5-D (1 mo. Term SOFR + 2.76%, 2.65% Floor)	7.08%(a)	11/17/2038	1,194,634
1,000,000	Series 2023-CRE8-B (1 mo. Term SOFR + 3.32%, 3.32% Floor)	7.64%(a)	08/17/2041	1,003,441
200,000	Series 2023-CRE8-D (1 mo. Term SOFR + 5.37%, 5.37% Floor)	9.69%(a)	08/17/2041	201,197
930,000	Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.11%(a)	01/17/2030	931,034
	BANK
5,843,520	Series 2020-BN26-XF	1.50%(a)(g)	03/15/2063	341,241
	BANK5 Trust
72,396,935	Series 2023-5YR1-XA	0.27%(e)(g)	04/15/2056	564,334
18,014,884	Series 2023-5YR4-XA	1.00%(e)(g)	12/15/2056	568,606
	BDS Ltd.
1,200,000	Series 2021-FL9-D (1 mo. Term SOFR + 2.36%, 2.25% Floor)	6.68%(a)	11/16/2038	1,200,188
1,000,000	Series 2024-FL13-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.91%(a)	09/19/2039	1,006,646
	Beast Mortgage Trust
1,000,000	Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)	10.43%(a)	03/15/2036	456,875
	Benchmark Mortgage Trust
11,719,468	Series 2018-B1-XA	0.53%(e)(g)	01/15/2051	139,484
1,398,000	Series 2018-B4-D	2.77%(a)(e)	07/15/2051	1,146,734
1,000,000	Series 2024-V10-D	4.50%(a)	09/15/2057	887,257
	Blackstone Mortgage Trust, Inc.
364,364	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48%(a)	05/15/2038	361,647
	BMO Mortgage Trust
1,089,000	Series 2025-C11-D	4.50%(a)	02/15/2058	915,655
	BrightSpire Capital, Inc.
1,200,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.81%, 2.70% Floor)	7.13%(a)	08/19/2038	1,196,854
1,064,000	Series 2024-FL2-C (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.86%(a)	08/19/2037	1,065,698
	BSPRT Co.-Issuer LLC
1,400,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	7.18%(a)	09/15/2035	1,408,807
	BX Trust
1,000,000	Series 2019-OC11-E	3.94%(a)(e)	12/09/2041	905,954
700,000	Series 2021-ARIA-F (1 mo. Term SOFR + 2.71%, 2.59% Floor)	7.03%(a)	10/15/2036	692,965
530,000	Series 2024-AIRC-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.91%(a)	08/15/2039	530,953
940,000	Series 2025-ROIC-E (1 mo. Term SOFR + 2.94%, 2.94% Floor)	7.26%(a)	03/15/2030	937,016
	CALI Mortgage Trust
530,000	Series 2024-SUN-C (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.11%(a)	07/15/2041	531,341
	Citigroup/Deutsche Bank Commercial Mortgage Trust
13,714,672	Series 2017-CD6-XA	0.89%(e)(g)	11/13/2050	228,562
	Commercial Mortgage Pass Through Certificates
26,400,000	Series 2014-UBS3-XC	0.97%(a)(e)(g)	06/10/2047	264
1,288,300	Series 2014-UBS4-F	3.75%(a)(c)	08/10/2047	618
1,001,648	Series 2014-UBS4-G	3.75%(a)(c)	08/10/2047	321
5,000	Series 2014-UBS4-V	0.00%(a)(c)(e)	08/10/2047	1
27,394,000	Series 2015-CR23-XD	1.26%(a)(e)(g)	05/10/2048	274
5,297,000	Series 2015-CR26-XD	1.21%(a)(e)(g)	10/10/2048	19,818

Principal Amount $	Security Description	Rate	Maturity	Value $
43,543,707	Series 2015-LC21-XA	0.57%(e)(g)	07/10/2048	435
	Computershare Corporate Trust
23,293,000	Series 2015-C28-XF	1.08%(a)(e)(g)	05/15/2048	233
747,000	Series 2015-NXS4-D	3.66%(e)	12/15/2048	712,860
1,044,000	Series 2016-C34-C	5.05%(e)	06/15/2049	996,392
1,000,000	Series 2016-LC24-C	4.42%(e)	10/15/2049	880,592
43,920,467	Series 2018-C43-XA	0.57%(e)(g)	03/15/2051	633,935
1,569,000	Series 2019-C50-D	3.00%(a)	05/15/2052	1,252,884
	CSAIL Commercial Mortgage Trust
885,000	Series 2016-C5-C	4.63%(e)	11/15/2048	853,584
4,064,287	Series 2016-C6-XA	1.85%(e)(g)	01/15/2049	37,405
2,000,000	Series 2018-CX12-C	4.72%(e)	08/15/2051	1,845,954
	DOLP Trust
1,000,000	Series 2021-NYC-F	3.70%(a)(e)	05/10/2041	699,509
	FIVE Mortgage Trust
583,000	Series 2023-V1-E	6.30%(a)(e)	02/10/2056	537,564
	FS RIALTO
1,199,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.61%, 2.61% Floor)	6.93%(a)	11/16/2036	1,203,445
1,200,000	Series 2024-FL9-D (1 mo. Term SOFR + 3.94%, 3.94% Floor)	8.26%(a)	10/19/2039	1,201,468
	FS Rialto Issuer LLC
1,140,000	Series 2025-FL10-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)	7.00%(a)	08/19/2042	1,140,706
	Granite Point Mortgage Trust, Inc.
1,000,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.38%(a)	12/15/2036	986,595
	Great Wolf Trust
1,500,000	Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)	7.96%(a)	05/15/2041	1,495,897
	Greystone Commercial Real Estate Notes
800,000	Series 2021-FL3-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.43%(a)	07/15/2039	796,222
1,000,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.63%(a)	07/15/2039	992,644
1,100,000	Series 2021-FL3-E (1 mo. Term SOFR + 2.86%, 2.75% Floor)	7.18%(a)	07/15/2039	1,083,644
	GS Mortgage Securities Corp. II
910,000	Series 2010-C1-C	5.64%(a)(e)	08/10/2043	900,090
620,000	Series 2014-GC26-D	4.27%(a)(e)	11/10/2047	368,906
1,572,669	Series 2015-GC28-D	4.56%(a)(e)	02/10/2048	1,499,949
74,263,620	Series 2018-GS9-XA	0.41%(e)(g)	03/10/2051	766,683
1,000,000	Series 2021-ARDN-G (1 mo. Term SOFR + 5.11%, 5.00% Floor)	9.43%(a)	11/15/2036	991,402
	HGI CRE CLO Ltd.
1,100,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.78%(a)	06/16/2036	1,094,479
910,000	Series 2021-FL2-D (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.58%(a)	09/17/2036	905,495
1,000,000	Series 2022-FL3-B (30 day avg SOFR US + 2.60%, 2.60% Floor)	6.95%(a)	04/20/2037	1,004,321
	HIG RCP LLC
1,400,000	Series 2023-FL1-B (1 mo. Term SOFR + 3.61%, 3.61% Floor)	7.93%(a)	09/19/2038	1,416,204
	JP Morgan Chase Commercial Mortgage Securities
1,175,000	Series 2018-AON-F	4.61%(a)(e)	07/05/2031	185,087
1,153,000	Series 2019-MFP-G (1 mo. Term SOFR + 4.10%, 4.05% Floor)	8.42%(a)	07/15/2036	820,110
1,153,000	Series 2019-MFP-XG	0.50%(a)(e)(g)	07/15/2036	6,212
1,040,000	Series 2019-UES-B	4.14%(a)	05/05/2032	1,009,915

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2025	9

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	JPMBB Commercial Mortgage Securities Trust
8,238,315	Series 2013-C14-XC	0.34%(a)(e)(g)	08/15/2046	24,946
1,644,636	Series 2014-C19-NR	3.75%(a)(c)(e)	04/15/2047	1,091,117
40,926	Series 2014-C26-XA	0.39%(e)(g)	01/15/2048	–
500,000	Series 2015-C27-D	3.79%(a)(e)	02/15/2048	130,205
10,827,635	Series 2015-C29-XE	0.32%(a)(e)(g)	05/15/2048	2,346
16,358,000	Series 2015-C32-XD	0.50%(a)(e)(g)	11/15/2048	20,148
	KKR Industrial Portfolio Trust
600,000	Series 2024-1-C (1 mo. Term SOFR + 2.84%, 2.84% Floor)	7.16%(a)	08/15/2041	598,628
	KREF
1,000,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.43%(a)	02/15/2039	1,001,633
	LoanCore
650,000	Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	7.06%(a)	08/17/2042	650,692
	LSTAR Commercial Mortgage Trust
2,779,587	Series 2016-4-XA	1.63%(a)(e)(g)	03/10/2049	13,787
1,000,000	Series 2017-5-C	4.67%(a)(e)	03/10/2050	913,588
	MF1 Multifamily Housing Mortgage Loan Trust
1,352,581	Series 2021-FL6-C (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.28%(a)	07/16/2036	1,330,261
780,000	Series 2021-FL6-E (1 mo. Term SOFR + 3.06%, 2.95% Floor)	7.38%(a)	07/16/2036	763,560
1,000,000	Series 2021-FL7-E (1 mo. Term SOFR + 2.91%, 2.80% Floor)	7.23%(a)	10/16/2036	967,013
1,000,000	Series 2023-FL12-B (1 mo. Term SOFR + 3.18%, 3.18% Floor)	7.49%(a)	10/19/2038	1,004,793
1,000,000	Series 2023-FL12-C (1 mo. Term SOFR + 3.78%, 3.78% Floor)	8.09%(a)	10/19/2038	1,005,676
1,000,000	Series 2023-FL12-D (1 mo. Term SOFR + 5.27%, 5.27% Floor)	9.59%(a)	10/19/2038	1,013,149
1,000,000	Series 2024-FL14-C (1 mo. Term SOFR + 3.29%, 3.29% Floor)	7.61%(a)	03/19/2039	1,007,847
1,000,000	Series 2024-FL15-C (1 mo. Term SOFR + 2.94%, 2.94% Floor)	7.26%(a)	08/18/2041	1,005,143
1,240,000	Series 2024-FL16-D (1 mo. Term SOFR + 3.59%, 3.59% Floor)	7.91%(a)	11/18/2039	1,244,326
690,000	Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	7.05%(a)	02/18/2040	691,022
	Morgan Stanley Bank of America Merrill Lynch Trust
226,338	Series 2014-C19-C	4.00%	12/15/2047	219,185
	NYT Mortgage Trust
1,012,000	Series 2019-NYT-F (1 mo. Term SOFR + 3.30%, 3.00% Floor)	7.62%(a)	12/15/2035	885,192
	PFP III Ltd.
995,530	Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.81%(a)	09/17/2039	997,459
	Ready Capital Corp.
1,250,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.85%(a)	10/25/2039	1,258,105
1,000,000	Series 2023-FL12-C (1 mo. Term SOFR + 4.55%, 4.55% Floor)	8.87%(a)	05/25/2038	1,015,126
	ROCK Trust
319,000	Series 2024-CNTR-D	7.11%(a)	11/13/2041	331,041
	Starwood Property Trust, Inc.
1,380,000	Series 2019-FL1-B (1 mo. Term SOFR + 1.71%, 1.71% Floor)	6.03%(a)	07/15/2038	1,379,002

Principal Amount $	Security Description	Rate	Maturity	Value $
1,305,000	Series 2019-FL1-C (1 mo. Term SOFR + 2.06%, 2.06% Floor)	6.38%(a)	07/15/2038	1,297,053
1,000,000	Series 2019-FL1-D (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.78%(a)	07/15/2038	988,725
1,200,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.21%, 2.10% Floor)	6.53%(a)	04/18/2038	1,189,464
2,500,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	6.30%(a)	11/15/2038	2,450,672
	TPG Real Estate Finance Issuer Ltd.
1,000,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.28%(a)	03/15/2038	998,741
758,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.47%(a)	02/15/2039	756,827
1,100,000	Series 2022-FL5-B (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.77%(a)	02/15/2039	1,098,318
	UBS Commercial Mortgage Trust
1,000,000	Series 2018-C12-C	5.01%(e)	08/15/2051	893,235
	UBS-Barclays Commercial Mortgage Trust
1,350,000	Series 2013-C5-C	3.65%(a)(e)	03/10/2046	1,215,418
824,000	Series 2013-C5-D	3.65%(a)(e)	03/10/2046	643,550
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $95,583,131)			81,554,583

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 14.8%
	Barclays PLC
8,358,149	Series 2007-AB1-A5	4.45%(h)	03/25/2037	3,218,210
470,153	Series 2010-RR6-6A2	9.30%(a)(e)	07/26/2037	221,230
	Chase Mortgage Finance Corp.
1,276,366	Series 2007-S1-A7	6.00%	02/25/2037	494,288
1,354,225	Series 2007-S3-1A5	6.00%	05/25/2037	589,799
	Citigroup Financial Products, Inc.
251,307	Series 2006-8-A4 (-3 x 1 mo. Term SOFR + 19.35%, 0.00% Floor, 19.66% Cap)	7.47%(a)(i)	10/25/2035	179,371
	Countrywide Alternative Loan Trust
539,382	Series 2005-85CB-2A5 (1 mo. Term SOFR + 1.21%, 1.10% Floor, 7.00% Cap)	5.53%	02/25/2036	421,704
113,909	Series 2005-85CB-2A6 (-4 x 1 mo. Term SOFR + 21.21%, 0.00% Floor, 21.63% Cap)	5.37%(i)	02/25/2036	86,206
	Countrywide Home Loan Mortgage Pass Through Trust
1,275,478	Series 2007-4-1A35 (-1 x 1 mo. Term SOFR + 6.59%, 0.00% Floor, 6.70% Cap)	2.27%(g)(i)	05/25/2037	192,915
	Credit Suisse Management LLC
1,646,797	Series 2005-11-7A1	6.00%	12/25/2035	852,170
	Credit Suisse Mortgage Capital Certificates
3,109,406	Series 2006-5-3A3	6.50%	06/25/2036	509,407
244,113	Series 2006-9-2A1	5.50%	11/25/2036	226,872
151,401	Series 2006-9-6A14	6.00%	11/25/2036	108,205
	Fannie Mae Connecticut Avenue Securities
2,996,000	Series 2021-R01-1B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)	10.34%(a)	10/25/2041	3,123,314
3,000,000	Series 2022-R01-1B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)	10.34%(a)	12/25/2041	3,141,768
	Freddie Mac Structured Agency Credit Risk Debt Notes
3,000,000	Series 2020-HQA2-B2 (30 day avg SOFR US + 7.71%, 0.00% Floor)	12.05%(a)	03/25/2050	3,604,788
2,000,000	Series 2021-DNA2-B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)	10.34%(a)	08/25/2033	2,396,892

10	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
3,000,000	Series 2021-DNA6-B2 (30 day avg SOFR US + 7.50%, 0.00% Floor)	11.84%(a)	10/25/2041	3,194,879
1,200,000	Series 2021-DNA7-M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	6.14%(a)	11/25/2041	1,206,142
2,000,000	Series 2021-HQA2-B2 (30 day avg SOFR US + 5.45%, 0.00% Floor)	9.79%(a)	12/25/2033	2,306,007
3,000,000	Series 2021-HQA3-B2 (30 day avg SOFR US + 6.25%, 0.00% Floor)	10.59%(a)	09/25/2041	3,136,247
	Indymac Index Mortgage Loan Trust
825,479	Series 2005-AR23-6A1	4.07%(e)	11/25/2035	782,141
	JP Morgan Alternative Loan Trust
57,467	Series 2006-S1-2A5	5.50%	02/28/2026	45,964
	JP Morgan Reremic
881,571	Series 2011-1-2A10	6.00%(a)(e)	06/26/2037	716,350
	Lehman Mortgage Trust
138,950	Series 2007-10-1A1	6.00%	01/25/2038	134,278
1,153,481	Series 2007-4-1A3	5.75%	05/25/2037	526,384
	RALI Trust
437,237	Series 2005-QS14-3A1	6.00%	09/25/2035	382,285
1,082,619	Series 2006-QS7-A3	6.00%	06/25/2036	855,311
345,371	Series 2007-QS1-1A1	6.00%	01/25/2037	273,200
575,477	Series 2007-QS6-A1 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.76%	04/25/2037	429,692
609,253	Series 2007-QS6-A102	5.75%	04/25/2037	495,784
131,097	Series 2007-QS6-A2 (-8 x 1 mo. Term SOFR + 54.63%, 0.00% Floor, 55.58% Cap)	18.63%(i)	04/25/2037	166,996
	RBSGC Mortgage Pass Through Certificates
586,860	Series 2008-B-A1	6.00%(a)	06/25/2037	503,250
	Residential Asset Securitization Trust
1,641,176	Series 2006-A6-1A12 (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.67%(g)(i)	07/25/2036	185,430
1,622,702	Series 2006-A6-1A9	6.00%	07/25/2036	411,944
	RFMSI Trust
364,752	Series 2007-S2-A4	6.00%	02/25/2037	278,364
	Structured Adjustable Rate Mortgage Loan Trust
307,777	Series 2006-1-2A2	5.06%(e)	02/25/2036	263,535
	Velocity Commercial Capital Loan Trust
344,674	Series 2018-1-M4	5.01%(a)	04/25/2048	313,739
256,243	Series 2018-1-M5	6.26%(a)	04/25/2048	232,658
364,718	Series 2018-1-M6	7.26%(a)	04/25/2048	331,364
	Vericrest Opportunity Loan Transferee
5,353,753	Series 2021-NPL3-A2	8.95%(a)(h)(j)	02/27/2051	5,366,983
	Washington Mutual Alternative Mortgage Pass-Through Certificates
2,988,990	Series 2006-8-A4	4.11%(h)	10/25/2036	1,021,456
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $52,793,628)			42,927,522

US CORPORATE BONDS - 1.4%
250,000	Allied Universal Holdco LLC	7.88%(a)	02/15/2031	253,392
115,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00%(a)	04/15/2030	102,392
30,000	APH / APH2 / APH3	7.88%(a)	11/01/2029	29,596
140,000	Bausch + Lomb Corp.	8.38%(a)	10/01/2028	145,425
245,000	BCPE Empire Holdings, Inc.	7.63%(a)	05/01/2027	241,249
55,000	Clear Channel Outdoor Holdings, Inc.	7.50%(a)	06/01/2029	45,490
50,000	CommScope LLC	9.50%(a)	12/15/2031	51,546
75,000	Cornerstone Building Brands, Inc.	9.50%(a)	08/15/2029	62,476
50,000	Dcli Bidco LLC	7.75%(a)	11/15/2029	51,515
95,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	10.00%(a)	02/15/2031	91,300

Principal Amount $	Security Description	Rate	Maturity	Value $
60,000	Dornoch Debt Merger Sub, Inc.	6.63%(a)	10/15/2029	45,700
45,000	EchoStar Corp.	10.75%	11/30/2029	47,324
115,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75%(a)	01/15/2030	99,548
100,000	Freedom Mortgage Holdings LLC	8.38%(a)	04/01/2032	97,795
235,000	Frontier Communications Holdings LLC	8.63%(a)	03/15/2031	250,537
145,000	Full House Resorts, Inc.	8.25%(a)	02/15/2028	143,430
135,000	Gray Media, Inc.	10.50%(a)	07/15/2029	140,775
235,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00%(a)	07/01/2028	233,846
35,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88%(a)	09/20/2031	34,578
135,000	Level 3 Financing, Inc.	10.50%(a)	04/15/2029	149,175
105,000	LifePoint Health, Inc.	10.00%(a)	06/01/2032	100,292
55,000	Mativ Holdings, Inc.	8.00%(a)	10/01/2029	47,472
150,000	McAfee Corp.	7.38%(a)	02/15/2030	132,889
135,000	Michaels Cos., Inc.	5.25%(a)	05/01/2028	93,352
90,000	Nabors Industries, Inc.	8.88%(a)	08/15/2031	78,236
250,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75%(a)	02/15/2029	229,779
152,625	Radiology Partners, Inc. 4.28% Cash + 3.50% PIK	7.78%(a)	01/31/2029	151,289
70,000	Sabre GLBL, Inc.	8.63%(a)	06/01/2027	69,324
30,000	Sabre GLBL, Inc.	10.75%(a)	11/15/2029	30,331
25,000	Staples, Inc.	10.75%(a)	09/01/2029	22,617
215,000	Trident TPI Holdings, Inc.	12.75%(a)	12/31/2028	230,862
105,000	United Natural Foods, Inc.	6.75%(a)	10/15/2028	103,846
90,000	Univision Communications, Inc.	8.50%(a)	07/31/2031	88,030
25,000	Veritiv Operating Co.	10.50%(a)	11/30/2030	26,502
230,000	Victra Holdings LLC / Victra Finance Corp.	8.75%(a)	09/15/2029	237,528
100,000	Vital Energy, Inc.	7.88%(a)	04/15/2032	93,189
	Total US Corporate Bonds (Cost $4,109,058)			4,052,627

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 19.6%
	Federal Home Loan Mortgage Corp.
29,399,134	Series 2021-P009-X	1.34%(e)(g)	01/25/2031	916,383
241,879	Series 3211-SI (-4 x 30 day avg SOFR US + 27.18%, 0.00% Floor, 27.67% Cap)	8.90%(g)(i)	09/15/2036	95,330
551,931	Series 3236-ES (-1 x 30 day avg SOFR US + 6.59%, 0.00% Floor, 6.70% Cap)	2.24%(g)(i)	11/15/2036	50,453
330,569	Series 3256-S (-1 x 30 day avg SOFR US + 6.58%, 0.00% Floor, 6.69% Cap)	2.23%(g)(i)	12/15/2036	36,416
202,402	Series 3292-SD (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.64%(g)(i)	03/15/2037	14,359
2,112,466	Series 3297-BI (-1 x 30 day avg SOFR US + 6.65%, 0.00% Floor, 6.76% Cap)	2.30%(g)(i)	04/15/2037	239,003
1,856,070	Series 3311-BI (-1 x 30 day avg SOFR US + 6.65%, 0.00% Floor, 6.76% Cap)	2.30%(g)(i)	05/15/2037	157,204
1,523,319	Series 3311-IA (-1 x 30 day avg SOFR US + 6.30%, 0.00% Floor, 6.41% Cap)	1.95%(g)(i)	05/15/2037	167,488
323,898	Series 3314-SH (-1 x 30 day avg SOFR US + 6.29%, 0.00% Floor, 6.40% Cap)	1.94%(g)(i)	11/15/2036	28,250
158,753	Series 3330-KS (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)	2.09%(g)(i)	06/15/2037	9,256
29,654	Series 3339-AI (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)	2.09%(g)(i)	07/15/2037	2,395
1,072,761	Series 3339-TI (-1 x 30 day avg SOFR US + 6.03%, 0.00% Floor, 6.14% Cap)	1.68%(g)(i)	07/15/2037	103,897
311,774	Series 3374-SD (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.99%(g)(i)	10/15/2037	25,186
83,784	Series 3382-SU (-1 x 30 day avg SOFR US + 6.19%, 0.00% Floor, 6.30% Cap)	1.84%(g)(i)	11/15/2037	5,782

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2025	11

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
1,885,962	Series 3404-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.54%(g)(i)	01/15/2038	179,905
79,502	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.19%(g)(i)	03/15/2038	5,337
1,371,360	Series 3435-S (-1 x 30 day avg SOFR US + 5.87%, 0.00% Floor, 5.98% Cap)	1.52%(g)(i)	04/15/2038	128,292
69,673	Series 3508-PS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.19%(g)(i)	02/15/2039	4,910
468,218	Series 3728-SV (-1 x 30 day avg SOFR US + 4.34%, 0.00% Floor, 4.45% Cap)	0.00%(g)(i)	09/15/2040	13,813
4,194,226	Series 3736-SN (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.59%(g)(i)	10/15/2040	371,695
1,467,557	Series 3753-SB (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.54%(g)(i)	11/15/2040	135,209
1,699,763	Series 3780-SM (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.04%(g)(i)	12/15/2040	175,811
613,139	Series 3815-ST (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)	1.39%(g)(i)	02/15/2041	49,386
1,120,437	Series 3905-SC (-5 x 30 day avg SOFR US + 22.18%, 0.00% Floor, 22.75% Cap)	0.42%(i)	08/15/2041	1,122,864
574,228	Series 3924-SJ (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.54%(g)(i)	09/15/2041	52,861
1,263,809	Series 3960-ES (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.49%(g)(i)	11/15/2041	108,942
1,425,808	Series 4291-MS (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	1.44%(g)(i)	01/15/2054	151,358
9,536	Series 4610-IB	3.00%(g)	06/15/2041	10
6,046,602	Series 5083-IH	2.50%(g)	03/25/2051	899,952
11,336,460	Series 5100-DS (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00%(g)(i)	05/25/2051	37,496
8,894,031	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00%(g)(i)	06/25/2051	34,552
	Federal National Mortgage Association
23,061	Series 2005-72-WS (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.30%(g)(i)	08/25/2035	1,739
16,277	Series 2005-90-SP (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.30%(g)(i)	09/25/2035	36
196,502	Series 2006-117-SQ (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)	2.10%(g)(i)	12/25/2036	14,806
64,656	Series 2006-119-HS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.20%(g)(i)	12/25/2036	6,185
1,918,801	Series 2006-123-CI (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)	2.29%(g)(i)	01/25/2037	231,442
1,024,609	Series 2007-15-BI (-1 x 30 day avg SOFR US + 6.59%, 0.00% Floor, 6.70% Cap)	2.25%(g)(i)	03/25/2037	96,776
169,867	Series 2007-20-S (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)	2.29%(g)(i)	03/25/2037	11,729
100,366	Series 2007-21-SD (-1 x 30 day avg SOFR US + 6.37%, 0.00% Floor, 6.48% Cap)	2.03%(g)(i)	03/25/2037	8,675
511,351	Series 2007-30-IE (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)	2.29%(g)(i)	04/25/2037	64,345
1,243,876	Series 2007-32-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.65%(g)(i)	04/25/2037	106,128
419,219	Series 2007-40-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.65%(g)(i)	05/25/2037	35,146
89,977	Series 2007-48-SE (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.65%(g)(i)	05/25/2037	5,327

Principal Amount $	Security Description	Rate	Maturity	Value $
145,099	Series 2007-64-LI (-1 x 30 day avg SOFR US + 6.45%, 0.00% Floor, 6.56% Cap)	2.11%(g)(i)	07/25/2037	10,821
50,306	Series 2007-68-SA (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.20%(g)(i)	07/25/2037	4,509
2,572,475	Series 2007-75-PI (-1 x 30 day avg SOFR US + 6.43%, 0.00% Floor, 6.54% Cap)	2.09%(g)(i)	08/25/2037	255,706
1,276,772	Series 2008-33-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(g)(i)	04/25/2038	124,589
1,059,162	Series 2008-42-SC (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	1.45%(g)(i)	05/25/2038	91,727
295,660	Series 2008-5-GS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.80%(g)(i)	02/25/2038	28,243
671,577	Series 2008-62-SD (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.60%(g)(i)	07/25/2038	55,065
492,294	Series 2008-68-SB (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.65%(g)(i)	08/25/2038	39,602
71,243	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.80%(g)(i)	01/25/2040	7,535
375,880	Series 2009-12-CI (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.15%(g)(i)	03/25/2036	27,853
74,337	Series 2009-47-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.65%(g)(i)	07/25/2039	4,216
92,780	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.50%(g)(i)	07/25/2039	8,053
49,459	Series 2009-67-SA (-1 x 30 day avg SOFR US + 5.04%, 0.25% Floor, 5.15% Cap)	0.70%(g)(i)	07/25/2037	2,716
277,290	Series 2009-87-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(g)(i)	11/25/2049	26,459
3,181,634	Series 2009-90-QI (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.15%(g)(i)	08/25/2036	308,178
394,912	Series 2009-91-SD (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.70%(g)(i)	11/25/2039	35,625
69,905	Series 2010-11-SC (-1 x 30 day avg SOFR US + 4.69%, 0.00% Floor, 4.80% Cap)	0.35%(g)(i)	02/25/2040	4,686
74,855	Series 2010-115-SD (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.15%(g)(i)	11/25/2039	7,239
2,548,771	Series 2010-142-SC (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.15%(g)(i)	12/25/2040	308,370
398,249	Series 2010-15-SL (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.50%(g)(i)	03/25/2040	16,760
153,099	Series 2010-19-SA (-1 x 30 day avg SOFR US + 5.29%, 0.00% Floor, 5.40% Cap)	0.95%(g)(i)	03/25/2050	11,606
333,009	Series 2010-31-SB (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.55%(g)(i)	04/25/2040	25,182
558,194	Series 2010-39-SL (-1 x 30 day avg SOFR US + 5.56%, 0.00% Floor, 5.67% Cap)	1.22%(g)(i)	05/25/2040	45,929
86,179	Series 2010-8-US (-1 x 30 day avg SOFR US + 4.69%, 0.00% Floor, 4.80% Cap)	0.35%(g)(i)	02/25/2040	2,623
95,793	Series 2010-9-GS (-1 x 30 day avg SOFR US + 4.64%, 0.00% Floor, 4.75% Cap)	0.30%(g)(i)	02/25/2040	3,897
486,329	Series 2011-114-S (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(g)(i)	09/25/2039	50,756
803,216	Series 2011-146-US (-1 x 30 day avg SOFR US + 6.84%, 0.00% Floor, 7.00% Cap)	0.76%(i)	01/25/2042	547,175
132,677	Series 2012-29-SG (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(g)(i)	04/25/2042	11,046
934,816	Series 2012-56-SN (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.60%(g)(i)	06/25/2042	91,418

12	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
1,144,598	Series 2012-76-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(g)(i)	07/25/2042	128,867
1,386,415	Series 2013-83-US (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.55%(i)	08/25/2043	962,192
3,350,817	Series 2016-64-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(g)(i)	09/25/2046	368,796
14,118,530	Series 2019-M26-X1	0.60%(e)(g)	03/25/2030	268,125
2,899,171	Series 2020-61-DI	3.00%(g)	09/25/2060	461,004
12,548,293	Series 2020-M27-X1	0.87%(e)(g)	03/25/2031	362,292
14,302,060	Series 2021-17-SA (-1 x 30 day avg SOFR US + 2.00%, 0.00% Floor, 2.00% Cap)	0.00%(g)(i)	04/25/2051	7,340
4,551,356	Series 2021-3-KI	2.50%(g)	02/25/2051	656,592
4,009,111	Series 2021-56-WI	2.50%(g)	09/25/2051	515,214
120,675	Series 374-19	6.50%(g)	09/25/2036	21,353
	FREMF Mortgage Trust
543,955	Series 2016-KF25-B (30 day avg SOFR US + 5.11%, 5.00% Floor)	9.47%(a)	04/25/2025	529,326
695,146	Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)	10.27%(a)	11/25/2028	618,219
1,116,848	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	10.47%(a)	10/25/2029	1,079,483
	Government National Mortgage Association
312,365	Series 2009-104-SD (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	1.92%(g)(i)	11/16/2039	29,526
28,428	Series 2010-98-IA	5.29%(e)(g)	03/20/2039	706
334,816	Series 2011-69-SB (-1 x 1 mo. Term SOFR + 5.24%, 0.00% Floor, 5.35% Cap)	0.92%(g)(i)	05/20/2041	23,485
547,167	Series 2011-71-SG (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.97%(g)(i)	05/20/2041	48,619
594,626	Series 2011-72-AS (-1 x 1 mo. Term SOFR + 5.27%, 0.00% Floor, 5.38% Cap)	0.95%(g)(i)	05/20/2041	46,787
712,450	Series 2011-89-SA (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.02%(g)(i)	06/20/2041	62,457
5,045,476	Series 2012-26-SP (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	2.22%(g)(i)	02/20/2042	637,510
367,860	Series 2012-34-LI (-20 x 1 mo. Term SOFR + 119.71%, 0.00% Floor, 6.00% Cap)	6.00%(g)(i)	12/16/2039	76,137
3,849,706	Series 2013-119-TZ	3.00%	08/20/2043	3,451,533
2,169,021	Series 2014-39-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.77%(g)(i)	03/20/2044	257,325
3,784,012	Series 2014-59-DS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.82%(g)(i)	04/16/2044	376,103
3,502,216	Series 2014-63-SD (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	1.12%(g)(i)	04/20/2044	426,978
1,499,748	Series 2014-69-ST (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.67%(g)(i)	12/16/2039	151,984
2,257,655	Series 2015-148-BS (-1 x 1 mo. Term SOFR + 5.58%, 0.00% Floor, 5.69% Cap)	1.26%(g)(i)	10/20/2045	231,429
6,391,670	Series 2015-158-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.77%(g)(i)	11/20/2045	842,231
7,220,156	Series 2018-111-SA (-1 x 1 mo. Term SOFR + 4.44%, 0.00% Floor, 4.55% Cap)	0.12%(g)(i)	08/20/2048	385,766
20,913,302	Series 2018-48-SD (-1 x 1 mo. Term SOFR + 3.79%, 0.00% Floor, 3.90% Cap)	0.00%(g)(i)	04/20/2048	530,441
6,169,647	Series 2020-115-SC (-1 x 1 mo. Term SOFR + 4.09%, 0.00% Floor, 4.20% Cap)	0.00%(g)(i)	08/20/2050	249,702
8,928,931	Series 2020-129-IW	2.50%(g)	09/20/2050	1,170,508
4,847,594	Series 2020-129-SE (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(g)(i)	09/20/2050	104,951

Principal Amount $	Security Description	Rate	Maturity	Value $
14,882,238	Series 2020-138-IC	3.50%(g)	08/20/2050	2,684,680
5,586,758	Series 2020-138-IL	3.50%(g)	09/20/2050	952,865
9,330,891	Series 2020-173-MI	2.50%(g)	11/20/2050	1,387,204
7,013,314	Series 2020-175-KI	2.50%(g)	11/20/2050	1,026,762
2,715,456	Series 2020-187-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(g)(i)	12/20/2050	394,270
4,276,490	Series 2020-196-DI	2.50%(g)	12/20/2050	599,091
7,675,410	Series 2021-107-IL	3.00%(g)	06/20/2051	1,245,767
6,158,177	Series 2021-107-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(g)(i)	06/20/2051	202,602
3,764,851	Series 2021-116-XI	3.50%(g)	03/20/2051	714,692
3,344,207	Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00%(g)(i)	07/20/2051	52,039
6,550,473	Series 2021-130-DI	3.00%(g)	07/20/2051	1,038,870
9,321,639	Series 2021-15-PI	3.00%(g)	01/20/2051	1,432,138
6,508,881	Series 2021-158-SA (-1 x 30 day avg SOFR US + 3.70%, 0.00% Floor, 3.70% Cap)	0.00%(g)(i)	09/20/2051	255,133
16,188,163	Series 2021-194-IN	3.00%(g)	11/20/2051	2,671,562
10,722,833	Series 2021-209-MI	3.00%(g)	11/20/2051	1,886,735
12,417,598	Series 2021-221-SC (-1 x 30 day avg SOFR US + 3.80%, 0.00% Floor, 3.80% Cap)	0.00%(g)(i)	12/20/2051	352,707
9,284,951	Series 2021-221-SD (-1 x 30 day avg SOFR US + 3.80%, 0.00% Floor, 3.80% Cap)	0.00%(g)(i)	12/20/2051	280,471
9,737,050	Series 2021-24-XI	2.00%(g)	02/20/2051	1,192,624
8,011,563	Series 2021-46-DS (-1 x 1 mo. Term SOFR + 2.69%, 0.00% Floor, 2.80% Cap)	0.00%(g)(i)	03/20/2051	54,655
4,216,535	Series 2021-58-SJ (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(g)(i)	04/20/2051	538,125
34,419,844	Series 2021-59-S (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(g)(i)	04/20/2051	339,903
6,640,559	Series 2021-7-IQ	2.50%(g)	01/20/2051	956,166
13,526,684	Series 2021-73-LS (-1 x 30 day avg SOFR US + 2.50%, 0.50% Floor, 2.50% Cap)	0.50%(g)(i)	04/20/2051	318,294
7,161,328	Series 2021-77-IH	2.50%(g)	05/20/2051	777,096
12,416,339	Series 2021-78-SC (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(g)(i)	05/20/2051	119,806
24,353,147	Series 2021-9-MI	2.50%(g)	01/20/2051	3,672,469
13,458,513	Series 2021-97-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(g)(i)	06/20/2051	146,988
9,484,464	Series 2021-H04-BI	1.09%(e)(g)	02/01/2071	581,609
10,851,729	Series 2021-H07-AI	1.33%(e)(g)	05/20/2071	596,080
14,451,413	Series 2022-22-SA (-1 x 30 day avg SOFR US + 3.60%, 0.00% Floor, 3.60% Cap)	0.00%(g)(i)	08/20/2050	345,568
5,853,971	Series 2022-25-EI	3.00%(g)	02/20/2052	873,612
32,943,856	Series 2022-83-IO	2.50%(g)	11/20/2051	4,879,209
7,384,181	Series 2024-13-IA	3.00%(g)	05/20/2051	1,272,583
	Total US Government and Agency Mortgage Backed Obligations (Cost $59,998,907)			56,989,069

US GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
5,950,000	United States Treasury Note/Bond	0.25%	08/31/2025	5,853,860
	Total US Government and Agency Obligations (Cost $5,835,627)			5,853,860

Shares	Security Description	Value $
COMMON STOCKS - 0.0%(k)
20,051	JOANN, Inc.(c)(l)	—
2,528	Riverbed - Class B(c)(l)	329
711	Stichting Administratiekantoor ADR(c)(l)	—
261	Stichting Administratiekantoor Unigel Creditors(c)(l)	—
	Total Common Stocks (Cost $–)	329

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2025	13

Schedule of Investments DoubleLine Opportunistic Credit Fund (Cont.)

Shares	Security Description	Rate	Maturity	Value $
SHORT TERM INVESTMENTS - 3.8%
3,667,705	First American Government Obligations Fund - U	4.29%(m)		3,667,705
3,667,704	JPMorgan US Government Money Market Fund - IM	4.31%(m)		3,667,704
3,667,705	MSILF Government Portfolio - Institutional	4.27%(m)		3,667,705
	Total Short Term Investments (Cost $11,003,114)			11,003,114
	Total Investments - 112.1%(n) (Cost $356,726,759)			326,090,949
	Other Liabilities in Excess of Assets - (12.1)%			(35,109,117)
	NET ASSETS - 100.0%			$290,981,832

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	28.0%
Collateralized Loan Obligations	23.8%
US Government and Agency Mortgage Backed Obligations	19.6%
Non-Agency Residential Collateralized Mortgage Obligations	14.8%
Bank Loans	12.7%
Short Term Investments	3.8%
Foreign Corporate Bonds	3.0%
US Government and Agency Obligations	2.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.6%
US Corporate Bonds	1.4%
Asset Backed Obligations	1.4%
Common Stocks	0.0%(k)
Other Assets and Liabilities	(12.1)%
Net Assets	100.0%

14	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2025

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	28.0%
Collateralized Loan Obligations	23.8%
US Government and Agency Mortgage Backed Obligations	19.6%
Non-Agency Residential Collateralized Mortgage Obligations	14.8%
Short Term Investments	3.8%
Electronics/Electric	2.4%
US Government and Agency Obligations	2.0%
Media	1.8%
Chemicals/Plastics	1.6%
Healthcare	1.4%
Asset Backed Obligations	1.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Transportation	1.0%
Retailers (other than Food/Drug)	1.0%
Commercial Services	0.8%
Utilities	0.8%
Hotels/Motels/Inns and Casinos	0.7%
Energy	0.7%
Industrial Equipment	0.7%
Finance	0.4%
Food Products	0.4%
Insurance	0.4%
Banking	0.4%
Consumer Products	0.4%
Building and Development (including Steel/Metals)	0.4%
Mining	0.3%
Business Equipment and Services	0.3%
Containers and Glass Products	0.3%
Chemical Products	0.2%
Telecommunications	0.2%
Construction	0.2%
Technology	0.2%
Pharmaceuticals	0.2%
Automotive	0.2%
Consumer Staples	0.1%
Diversified Manufacturing	0.1%
Leisure	0.1%
Food Service	0.0%(k)
Pulp & Paper	0.0%(k)
Aerospace & Defense	0.0%(k)
Other Assets and Liabilities	(12.1)%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2025, the value of these securities total $184,776,235 or 63.5% of the Fund's net assets.

(b)
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(c)	Value determined using significant unobservable inputs.
(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(f)	Perpetual maturity. The date disclosed is the next call date of the security.
(g)	Interest only security
(h)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(k)	Represents less than 0.05% of net assets.
(l)	Non-income producing security.
(m)	Seven-day yield as of period end.
(n)
Under the Fund's Credit Agreement, the lender, through their agent, have been granted a security interest in all of the Fund's investments in consideration of the Fund's borrowings under the line of credit with the lender (See Note 8).

CMT Constant Maturity Treasury Rate
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2025	15

Statement of Assets and Liabilities	(Unaudited) March 31, 2025

ASSETS:
Investments in Unaffiliated Securities, at Value*	$315,087,835
Short Term Investments*	11,003,114
Cash	947,576
Interest and Dividends Receivable	2,919,190
Receivable for Investments Sold	1,403,956
Receivable for Fund Shares Sold	198,308
Prepaid Expenses and Other Assets	170,687
Total Assets	331,730,666
LIABILITIES:
Loan Payable (See Note 8)	38,000,000
Payable for Investments Purchased	2,006,449
Investment Advisory Fees Payable	298,981
Interest Expense Payable	202,099
Administration, Fund Accounting and Custodian Fees Payable	100,470
Professional Fees Payable	81,192
Trustees Fees Payable (See Note 6)	38,356
Accrued Expenses	20,887
Transfer Agent Expenses Payable	400
Total Liabilities	40,748,834
Commitments and Contingencies (See Note 2, Note 7 and Note 8)
Net Assets	$290,981,832
NET ASSETS CONSISTS OF:
Capital Stock ($0.00001 par value)	$189
Additional Paid-in Capital	386,759,146
Total Distributable Loss	(95,777,503)
Net Assets	$290,981,832
*Identified Cost:
Investments in Unaffiliated Securities	$345,723,645
Short Term Investments	11,003,114
Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited authorized)	18,877,244
Net Asset Value Per Share	$15.41

16	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

Statement of Operations	(Unaudited) For the Period Ended March 31, 2025

INVESTMENT INCOME
Income:
Interest	$14,465,183
Dividends from Unaffiliated Securities	8
Total Investment Income	14,465,191
Expenses:
Investment Advisory Fees	1,652,950
Interest Expense	1,278,263
Administration, Fund Accounting and Custodian Fees	107,011
Professional Fees	92,988
Trustees Fees	62,967
Shareholder Reporting Expenses	38,342
Registration Fees	13,700
Insurance Expenses	4,509
Miscellaneous Expenses	4,070
Transfer Agent Expenses	110
Total Expenses	3,254,910
Net Investment Income (Loss)	11,210,281
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	(4,952,141)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities	1,915,544
Net Realized and Unrealized Gain (Loss) on Investments	(3,036,597)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,173,684

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2025	17

Statements of Changes in Net Assets

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS
Net Investment Income (Loss)	$11,210,281	$13,726,452
Net Realized Gain (Loss) on Investments	(4,952,141)	(751,944)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,915,544	32,599,404
Net Increase (Decrease) in Net Assets Resulting from Operations	8,173,684	45,573,912
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings	(12,182,376)	(16,524,843)
From Return of Capital	—	(6,444,299)
Total Distributions to Shareholders	(12,182,376)	(22,969,142)
NET SHARE TRANSACTIONS
Proceeds from Issuance of common shares in connection with the shelf offering	10,016,806	26,050,818
Commissions and offering expenses associated with the issuance of common shares in connection with the shelf offering	(122,022)	(358,081)
Issuance of common shares from reinvestment of distributions	206,594	531,962
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	10,101,378	26,224,699
Total Increase (Decrease) in Net Assets	$6,092,686	$48,829,469
NET ASSETS:
Beginning of Period	$284,889,146	$236,059,677
End of Period	$290,981,832	$284,889,146

18	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows	(Unaudited) For the Period Ended March 31, 2025

CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,173,684
Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided By (Used In) Operating activities:
Purchases of Long Term Investments	(45,084,644)
Proceeds from Disposition of Long Term Investments	45,458,466
Net (Purchases of) Proceeds from Disposition of Short Term Investments	(3,661,007)
Net Amortization (Accretion of Premiums/Discounts and Other Cost Adjustments	1,776,770
Net Realized (Gain) Loss on:
Investments on Unaffiliated Securities	4,952,141
Net Change in Unrealized Depreciation (Appreciation) on:
Investments on Unaffiliated Securities	(1,915,544)
(Increase) Decrease in:
Interest Receivable	766,506
Receivable for Investments Sold	(927,112)
Prepaid Expenses and Other Assets	22,715
Increase (Decrease) in:
Payable for Investments Purchased	(1,665,629)
Investment Advisory Fees Payable	16,945
Interest Expense Payable	(22,577)
Trustees Fees Payable	23
Transfer Agent Expenses Payable	400
Administration, Fund Accounting and Custodian Fees Payable	(14,338)
Accrued Expenses	(50,968)
Professional Fees Payable	(59,357)
Net Cash Provided By (Used In) Operating Activities	7,766,474
CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES
Cash Distributions Paid to Common Stockholders	(11,975,782)
Issuance of shares, net of fees	9,931,631
Increase in borrowings	10,000,000
Decrease in borrowings	(15,000,000)
Net Cash Provided By (Used In) Financing Activities	(7,044,151)
NET CHANGE IN CASH
Cash at Beginning of Period	225,253
Cash at End of Period	$947,576
SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH INFORMATION:
Additional Paid-in Capital from Dividend Reinvestment	$206,594
Cash Paid for Interest on Loan Outstanding	$1,300,840

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2025	19

Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.63	$14.31	$14.70	$19.41	$19.52	$20.80
Income (Loss) from Investments Operations:
Net Investment Income (loss)(a)	0.61	0.79	0.30	1.01	1.40	1.60
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.18)	1.84	0.62	(4.35)	0.20	(1.47)
Total from Investment Operations	0.43	2.63	0.92	(3.34)	1.60	0.13

Less Distributions:
Distributions from Net investment Income	(0.66)	(0.95)	(0.49)	(1.13)	(1.71)	(1.41)
Return of Capital	—	(0.37)	(0.83)	(0.24)	—	—
Total Distributions	(0.66)	(1.32)	(1.32)	(1.37)	(1.71)	(1.41)

Proceeds from Issuance of Common Shares:
Premiums less commissions and offering costs on issuance of common shares (See Note 12)	—(b)(c)	0.01(b)	0.01(b)	—(b)(c)	—(b)(c)	—
Total capital stock transactions	—(b)(c)	0.01(b)	0.01(b)	—(b)(c)	—(b)(c)	—
Net Asset Value, End of Period	$15.41	$15.63	$14.31	$14.70	$19.41	$19.52
Market Price, End of Period	$15.63	$15.82	$14.58	$14.45	$19.72	$19.06
Total Return on Net Asset Value(d)	2.91%(e)	19.24%	6.55%	(18.05)%	8.49%	0.83%
Total Return on Market Price(f)	3.09%(e)	18.40%	10.46%	(20.55)%	12.85%	(1.04)%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$290,982	$284,889	$236,060	$230,640	$298,816	$291,919
Ratios to Average Net Assets:
Expenses, including interest expense	2.29%(g)	2.43%	2.66%	1.72%	1.64%	1.90%
Net Investment Income (Loss)	7.90%(g)	5.24%	2.04%	5.81%	7.14%	8.18%
Portfolio Turnover Rate	14%(e)	27%	15%	25%	46%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)
Represents the premium on the at the market offering of $0.009, $0.031, $0.017, $0.006 and $0.008 per share, respectively, less underwriting and offering costs of $0.007, $0.021, $0.010, $0.005 and $0.007 per share, respectively, for the periods ending March 31, 2025, September 30, 2024, September 30, 2023, September 30, 2022 and September 30, 2021.

(c)	Less than $0.005 per share.
(d)
Total return on Net Asset Value is computed based upon the Net Asset Value of common stock on the first business day and the closing Net Asset Value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Net Asset Value does not reflect any sales load paid by investors.

(e)	Not Annualized
(f)
Total return on Market Price is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Market Price does not reflect any sales load paid by investors.

(g)	Annualized
20	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

Financial Highlights (Cont.)

	Year Ended September 30,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$19.75	$22.04	$23.30	$24.10	$23.41
Income (Loss) from Investments Operations:
Net Investment Income (loss)(a)	1.35	1.41	1.63	1.81	2.21
Net Gain (Loss) on Investments (Realized and Unrealized)	1.13	(1.70)	(0.89)	(0.08)	0.97
Total from Investment Operations	2.48	(0.29)	0.74	1.73	3.18

Less Distributions:
Distributions from Net investment Income	(1.43)	(1.58)	(1.93)	(2.48)	(2.49)
Return of Capital	—	(0.42)	(0.07)	(0.05)	—
Total Distributions	(1.43)	(2.00)	(2.00)	(2.53)	(2.49)

Proceeds from Issuance of Common Shares:
Net Asset Value, End of Year	$20.80	$19.75	$22.04	$23.30	$24.10
Market Price, End of Year	$20.71	$20.57	$24.04	$25.68	$24.88
Total Return on Net Asset Value(b)	13.12%	(1.31)%	3.49%	7.81%	14.33%
Total Return on Market Price(c)	8.12%	(5.78)%	2.09%	14.38%	17.08%

Supplemental Data and Ratios:
Net Assets, End of Period (000’s)	$310,652	$294,700	$327,927	$345,864	$356,678
Ratio to Average Net Assets:
Expenses, including interest expense	2.30%	2.17%	1.80%	1.59%	1.65%
Net Investment Income (Loss)	6.72%	6.77%	7.32%	7.77%	9.27%
Portfolio Turnover Rate	26%	28%	17%	14%	4%

(a)	Calculated based on average shares outstanding during the period.
(b)
Total return on Net Asset Value is computed based upon the Net Asset Value of common stock on the first business day and the closing Net Asset Value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Net Asset Value does not reflect any sales load paid by investors.

(c)
Total return on Market Price is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Market Price does not reflect any sales load paid by investors.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2025	21

Notes to Financial Statements	(Unaudited) March 31, 2025
1. Organization
DoubleLine Opportunistic Credit Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on July 22, 2011 and commenced operations on January 27, 2012. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DBL”. The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.
The fiscal year end for the Fund is September 30, and the period covered by these Financial Statements is for the six months ended March 31, 2025 (the “period end”).
2. Significant Accounting Policies
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services – Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.
22	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2025
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.
The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Semi-Annual Report	March 31, 2025	23

Notes to Financial Statements (Cont.)
The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of March 31, 2025:

Category
Investments in Securities
Level 1
Short Term Investments	$11,003,114
Total Level 1	11,003,114

Level 2
Non-Agency Commercial Mortgage Backed Obligations	$80,462,526
Collateralized Loan Obligations	69,210,752
US Government and Agency Mortgage Backed Obligations	56,989,069
Non-Agency Residential Collateralized Mortgage Obligations	42,927,522
Bank Loans	36,928,134
Foreign Corporate Bonds	8,756,264
US Government and Agency Obligations	5,853,860
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	4,699,588
US Corporate Bonds	4,052,627
Asset Backed Obligations	3,808,162
Total Level 2	313,688,504

Level 3
Non-Agency Commercial Mortgage Backed Obligations	$1,092,057
Collateralized Loan Obligations	171,980
Asset Backed Obligations	134,965
Common Stocks	329
Total Level 3	1,399,331
Total	$326,090,949

See the Schedule of Investments for further disaggregation of investment categories.
B. Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.
The Fund may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Fund identifies its major tax jurisdictions as U.S. Federal, the Commonwealth of Massachusetts, and the State of Florida. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinate notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond’s cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.
24	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2025
D. Dividends and Distributions to Shareholders. Dividends from net investment income will be declared and paid monthly. The Fund will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.
E. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV is typically calculated on days when the NYSE opens for regular trading.
G. Unfunded Loan Commitments. The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. As of March 31, 2025, the Fund did not have any unfunded positions.
The Fund may also enter into certain credit agreements designed to provide standby short term or “bridge” financing to a borrower. Typically the borrower is not economically incented to draw on the bridge loan. The Fund is obligated to fund these commitments at the borrower’s discretion. At the end of the period, the Fund maintained with its custodian liquid investments having an aggregate value at least equal to the par value of its unfunded loan commitments and bridge loans. As of March 31, 2025, the Fund had no outstanding bridge loan commitments.
H. Guarantees and Indemnifications. Under the Fund’s organizational documents, each Trustee and officer of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
3. Related Party Transactions
The Adviser provides the Fund with investment management services under an Investment Management Agreement (the “Agreement”). Under the Agreement, the Adviser manages the investment of the assets of the Fund, places orders for the purchase and sale of its portfolio securities and is responsible for providing certain resources to assist with the day-to-day management of the Fund’s business affairs. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the average daily total managed assets of the Fund. Total managed assets means the total assets of the Fund (including assets attributable to any reverse repurchase agreements, dollar roll transactions or similar transactions, borrowings, and/or preferred shares that may be outstanding) minus accrued liabilities (other than liabilities in respect of reverse repurchase agreements, dollar roll transactions or similar transactions, and borrowings). For purposes of calculating total managed assets, the liquidation preference of any preferred shares outstanding shall not be considered a liability. DoubleLine Asset Management Company LLC, a wholly owned subsidiary of the Adviser, owned 13,193 shares of the Fund as of the period end. The Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Fund.
4. Purchases and Sales of Securities
For the period ended March 31, 2025, purchases and sales of investments, excluding U.S. Government securities and short term investments, were $45,084,644 and $45,458,466, respectively. For the period ended March 31, 2025, there were no purchases and sales of investments in U.S. Government securities (defined as long-term U.S. Treasury bills, notes and bonds) during the period.
Semi-Annual Report	March 31, 2025	25

Notes to Financial Statements (Cont.)
5. Share Transactions
Transactions in the Fund’s shares were as follows:

	Period Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Shares Sold (net of fees)	639,076	$9,894,784	1,694,085	$25,692,737
Reinvested Dividends	13,389	206,594	35,004	531,962
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	652,465	$10,101,378	1,729,089	$26,224,699

6. Remuneration Paid to Trustees, Officers and Others
Trustees who are not affiliated with the Adviser and its affiliates received, as a group, fees of $62,967 from the Fund for the period ended March 31, 2025. In prior years, certain trustees elected to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other funds managed by the Adviser and its affiliates. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Trustees Fees in the Statement of Operations are shown as $62,967 which includes $62,766 in current fees (either paid in cash or deferred) and an increase of $201 in the value of the deferred amounts. Certain trustees and officers of the Fund are also officers of the Adviser; such trustees and officers are not compensated by the Fund.
7. Bank Loans
The Fund may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Fund may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Fund may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Fund may invest include those that pay fixed rates of interest and those that pay floating rates—i.e., rates that adjust periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the Prime Rate). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. The Fund may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.
Securities purchased on a delayed delivery basis are marked-to-market daily and no income accrues to the Fund prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.
8. Credit Facility
U.S. Bank, National Association (the “Bank”) has made available to the Fund a $65,000,000 committed credit facility. Under the current terms of the Fund’s credit agreement, interest is charged at the rate of one-month daily SOFR plus the Term SOFR adjustment of 0.10% plus the applicable margin of 0.75%. This rate represents a floating rate of interest that may change over time. The Fund will also be responsible for paying a non-usage fee (“commitment fee”) of 0.25% if the exposure is less than 75% of the commitment amount and 0.125% if the exposure is 75% or greater of the commitment amount. The credit facility will terminate by the earlier of six months after the Bank delivers a notice of termination to the Fund or the date that the committed amount is reduced to $0. The Fund pledges its assets as collateral to secure obligations under the credit agreement. The Fund retains the risk and rewards of the ownership of assets pledged to secure obligations under the credit agreement. As of March 31, 2025, the amount of total outstanding borrowings was $38,000,000, which approximates fair value. The Fund is subject to various restrictive covenants in its credit facility. If the Fund fails to meet or satisfy any of these covenants, the Fund may be in default under the agreements governing the credit facility, and its lenders could elect to accelerate the Fund’s obligation to repurchase certain assets, declare outstanding amounts due and payable, terminate their commitments, require the posting of additional collateral or enforce their rights against existing collateral. The borrowings are categorized as Level 2 within the fair value hierarchy.
26	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2025
For the period ended March 31, 2025, the Fund’s activity under the credit facility was as follows:

Maximum Amount Available	Average Borrowings	Maximum Amount Outstanding	Interest Expense	Commitment Fee	Average Interest Rate
$65,000,000	$46,928,571	$53,000,000	$1,256,922	$21,341	5.30%

9. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. The Fund’s prospectus provided additional information regarding these and other risks of investing in the Fund at the time of the initial public offering of the Fund’s shares.
•
Asset-backed securities investment risk: The risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•
Collateralized debt obligations risk: The risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. Normally, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

•
Confidential information access risk: The risk that the intentional or unintentional receipt of material, non-public information by the Adviser could limit the Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities on behalf of the Fund, potentially for a substantial period of time.

•
Counterparty risk: The risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•
Credit default swaps risk: Credit default swaps provide exposure to one or more reference obligations but involve greater risks than investing in the reference obligation directly, and expose the Fund to liquidity risk, counterparty risk and credit risk. A buyer will lose its investment and recover nothing should no event of default occur. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation(s).

•
Credit risk: The risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (including debt securities commonly known as “high yield” securities or “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. Certain debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.

Semi-Annual Report	March 31, 2025	27

Notes to Financial Statements (Cont.)
•
Derivatives risk: The risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•
Emerging markets risk: The risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and the risk of expropriation, nationalization or other adverse political or economic developments.

•
Foreign investment risk: The risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or with respect to other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

•
Foreign currency risk: The Fund’s investments in or exposure to foreign currencies or in securities or instruments that trade, or receive revenues, in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions (if used), that the U.S. dollar will decline in value relative to the currency being hedged.

•
High yield risk: The risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as “junk bonds,” have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•
Interest rate risk: The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

•
Inverse floaters and related securities risk: Investments in inverse floaters, residual interest tender option bonds and similar instruments expose the Fund to the same risks as investments in debt securities and derivatives, as well as other risks, including those associated with leverage and increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security. Distributions on inverse floaters, residual interest tender option bonds and similar instruments will typically bear an inverse relationship to short term interest rates and typically will be reduced or, potentially, eliminated as interest rates rise.

•
Investment and market risk: The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment or other external factors, experience periods of high volatility and reduced liquidity. Certain securities may be difficult to value during such periods. The value of securities and other instruments traded in over-the-counter markets, like other market investments, may move up or down, sometimes rapidly and unpredictably. Further, the value of securities and other instruments held by the Fund may decline in value due to factors

28	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2025
affecting securities markets generally or particular industries. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
•
Issuer risk: The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

•
Leverage risk: Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the net asset value and market price of the Fund’s shares and the Fund’s investment return will likely be more volatile.

•	Liquidity risk: The risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.
•
Loan risk: Investments in loans are in many cases subject to the risks associated with below-investment grade securities. Investments in loans are also subject to special risks, including, among others, the risk that (i) if the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, the Fund’s receipt of principal and interest on the loan is subject to the credit risk of that financial institution; (ii) loans in which the Fund invests typically pay interest at floating rates, and the borrower may have the ability to change or adjust the interest rate on a loan or under circumstances that would be unfavorable to the Fund; (iii) it is possible that any collateral securing a loan may be insufficient or unavailable to the Fund; (iv) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (v) transactions in loans may settle on a delayed basis, and the Fund potentially may not receive the proceeds from the sale of a loan for a substantial period of time after the sale; (vi) if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; and (vii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. It is unclear whether the protections of the securities laws against fraud and misrepresentation extend to loans and other forms of direct indebtedness. In the absence of definitive regulatory guidance, the Fund relies on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund. There can be no assurance that the Adviser’s efforts in this regard will be successful.

•
Market discount risk: The price of the Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end management investment companies frequently trade at a discount from their net asset value.

•
Market disruption and geopolitical risk: The risk that markets may, in response to governmental actions or intervention, general market conditions, including real or perceived adverse political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity, which may cause the Fund to sell securities at times when it would otherwise not do so, and potentially at unfavorable prices.

•
Mortgage-backed securities risk: The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. The Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and re-payment of principal to other classes of the issuer’s securities.

Semi-Annual Report	March 31, 2025	29

Notes to Financial Statements (Cont.)
•
Operational and information security risks: An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in investment losses to the Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

•
Restricted securities risk: The risk that the Fund may be prevented or limited by law or the terms of an agreement from selling a security (a “restricted security”). To the extent that the Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time and the Fund may be unable to dispose of the security promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•
Sovereign debt obligations risk: Investments in countries’ government debt obligations involve special risks. The issuer or governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt or otherwise in a timely manner.

•
U.S. Government securities risk: The risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

10. Recently Issued Accounting Pronouncements
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted.
The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Fund’s president and principal executive officer, and the Fund’s treasurer and principal financial and accounting officer, who together serve as the CODM, and are consistent with the information presented in the financial statements and financial highlights. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
11. Common Shares Offering
The Fund has the authority to issue an unlimited number of common shares of beneficial interest, par value $0.00001 per share (“Common Shares”).
On September 29, 2023, the Securities and Exchange Commission declared effective a registration statement relating to an offering of Common Shares and filed using the “shelf” registration process (the “Shelf Registration”). The Fund has entered into a distribution agreement with Foreside Fund Services, LLC (“Foreside”), who has entered into a sub-placement agent agreement (the “Sub-Placement Agent Agreement”) with UBS Securities LLC (the “Sub-Placement Agent”), relating to the Common Shares offered in connection with the Shelf Registration. In accordance with the terms of the Sub-Placement Agent Agreement, the Fund may offer Common Shares having a value of up to $150,000,000, par value $0.00001 per share, from time to time through Foreside and the Sub-Placement Agent, as its agents for the offer and sale of the Common Shares. The Shelf Registration replaces a prior shelf registration statement authorizing the sale of additional Common Shares. As of March 31, 2025, the Fund had sold 3,804,851 Common Shares, which represents a value of $61,384,899, pursuant to the Shelf Registration.
30	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2025
Under the 1940 Act, the Fund may not sell any Common Shares at a price below the NAV of such Common Shares, exclusive of any distributing commission or discount. Sales of the Common Shares, if any, may be made in negotiated transactions or transactions that are deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933, as amended, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange at prices related to the prevailing market prices or at negotiated prices. Any proceeds from the Fund’s offering of its Common Shares will be invested in accordance with its investment objective and policies as set forth in the Shelf Registration.
12. Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Since the period ended March 31, 2025 through the date of issuance, the Fund had sold 351,680 Common Shares, which represents a value of $5,441,554, pursuant to the Shelf Registration outlined in Note 11. The Fund has determined there are no additional subsequent events that would need to be disclosed in the Fund’s financial statements.
Semi-Annual Report	March 31, 2025	31

Distribution Information	(Unaudited) March 31, 2025
For purposes of Section 19 of the 1940 Act, the Fund estimated the periodic sources of any dividends paid during the period covered by this report. Pursuant to Rule 19a-1(e) under the 1940 Act, the table below sets forth the source information for dividends paid during the six-month period ended March 31, 2025 calculated as of each distribution period pursuant to Section 19 of the 1940 Act. The information below is not provided for U.S. federal income tax reporting purposes. The final tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year.

DoubleLine Opportunistic Credit Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)
October 2024	$0.083	$0.000	$0.027	$0.110
November 2024	$0.085	$0.000	$0.025	$0.110
December 2024	$0.077	$0.000	$0.033	$0.110
January 2025	$0.075	$0.000	$0.035	$0.110
February 2025	$0.080	$0.000	$0.030	$0.110
March 2025	$0.079	$0.000	$0.031	$0.110

*
The source of dividends provided in the table may differ, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.
32	DoubleLine Opportunistic Credit Fund

Evaluation of Advisory Agreement by the Board of Trustees	(Unaudited) March 31, 2025
At a meeting held in February 2025 (the “February Meeting”), the Boards of Trustees (collectively, the “Board” or the “Trustees”) of the DoubleLine open-end mutual funds (“mutual funds”), exchange-traded funds (“ETFs”), and closed-end funds (“CEFs”) listed above (each, a “Fund” and collectively, the “Funds”) approved the continuation of the investment advisory and sub-advisory agreements, as applicable (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”), between DoubleLine and those Funds. That included approval by the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Trustees”) voting separately. When used in this summary, “DoubleLine” or “Management” refers to DoubleLine Capital LP, DoubleLine ETF Adviser LP, and/or DoubleLine Alternatives LP, as appropriate in the context.
The Trustees’ determination to approve the continuation of each Advisory Agreement was made on the basis of each Trustee’s business judgment after an evaluation of all of the relevant information provided to the Trustees, including information provided for their consideration at their February Meeting and at meetings held in preparation for the February Meeting with management and representatives of ISS Market Intelligence, an independent third-party provider of investment company data (“ISS MI”), and additional information requested by the Independent Trustees. The Independent Trustees also met with Independent Trustee counsel outside the presence of management prior to the February Meeting to consider the materials and information related to the proposed continuation of the Advisory Agreements.
The Trustees also meet regularly with investment advisory, compliance, risk management, operational, capital markets (with respect to the ETFs) and other personnel from DoubleLine and regularly review detailed information, presented both orally and in writing, regarding the services performed by DoubleLine for the benefit of the Funds, DoubleLine’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the continuation of the Advisory Agreements, the Trustees took into account information presented to them over the course of the past year and not just that which was provided specifically in relation to the proposed renewal of the Advisory Agreements.
This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent Trustees. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations, the Independent Trustees were advised by independent counsel.
The Trustees considered the nature, extent, and quality of the services, including the expertise and experience of investment personnel, provided and expected to be provided by DoubleLine to each Fund. In this regard, the Trustees considered that DoubleLine provides a full investment program for each Fund, with a strong emphasis on risk management for the Funds. The Board considered, where applicable, the difficulty of managing debt-related portfolios, noting that managing such portfolios requires a portfolio management team to balance a number of factors, which may include, among others, securities of varying maturities and durations, actual and anticipated interest rate changes and market volatility, prepayments, collateral management, counterparty management, pay-downs, credit events, workouts, and net new issuances. In their evaluation of the services provided by DoubleLine and the Funds’ contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio management personnel, including, among others, Mr. Jeffrey Gundlach, and the strong historical investor interest in products managed by DoubleLine.
The Trustees reviewed reports prepared by ISS MI (the “ISS MI Reports”) that compared, among other information, each Fund’s net management fee rate and net total expense ratio (Class I shares with respect to the mutual funds) against the net management fee rate (with respect to the mutual funds and the closed-end funds) and net total expense ratio of a group of peers selected by ISS MI, and each Fund’s performance records (Class I shares with respect to the mutual funds) for the one-year, three-year (where applicable), five-year (where applicable), and ten-year (where applicable) periods ended October 31, 2024, against the performance records of those funds in each Fund’s Morningstar category and the performance of the Fund’s benchmark index. In preparation for the February Meeting, the Independent Trustees met with ISS MI representatives in January 2025 to review the comparative information set out in the ISS MI Reports, the methodologies used by ISS MI in compiling those reports and selecting the peer groups used within those reports, and the considerations for evaluating the comparative information presented in those reports. The Independent Trustees also considered the information ISS MI provided regarding the challenges ISS MI encountered in selecting or assembling peer groups for certain of the Funds due to, among other factors, the limited number of possible peer funds with substantially similar principal investment strategies or investment approaches. Where applicable, the Trustees also received information from DoubleLine, including regarding factors to consider in evaluating a Fund’s performance or management fees relative to its peer groups and factors that contributed to the relative underperformance of certain Funds relative to their benchmark indices or the median of their Morningstar categories.
Semi-Annual Report	March 31, 2025	33

(Unaudited) March 31, 2025
With respect to the mutual funds, the Trustees considered that many of the mutual funds have achieved strong performance relative to the median of their Morningstar categories across all or most of the periods ended October 31, 2024 presented in the ISS MI Reports. They noted also that other mutual funds have achieved favorable long-term performance relative to the median of their Morningstar categories for the five-year and/or ten-year (where applicable) periods ended October 31, 2024, notwithstanding, in some cases, more recent periods of relative underperformance. Those Funds included DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Low Duration Bond Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, and DoubleLine Selective Credit Fund. The Trustees also considered that a number of the mutual funds had achieved strong relative performance more recently, such as over the one-year and/or three-year periods ended October 31, 2024, notwithstanding, in some cases, other periods of short-term or longer-term unfavorable relative performance. Those mutual funds included DoubleLine Total Return Bond Fund and DoubleLine Income Fund. In each instance where a Fund exhibited relative underperformance over the one-year, three-year, five-year (as applicable), and/or ten-year (as applicable) periods, the Trustees considered DoubleLine’s explanations for the periods of relative underperformance, including, in the cases of DoubleLine Shiller Enhanced CAPE®, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Global Bond Fund, DoubleLine Strategic Commodity Fund, and DoubleLine Floating Rate Fund, where product design, investment positioning and/or differences in the Funds’ investment approach relative to their Morningstar categories , among other things, contributed to relative underperformance over different periods. The Trustees also considered that, although the liquidation of the DoubleLine Multi-Asset Trend Fund was expected to take place on or about February 28, 2025, the renewal of applicable advisory and other arrangements for the DoubleLine Multi-Asset Trend Fund was proposed in order to ensure continuity of services to the extent that the liquidation occurs on a date later than currently anticipated.
The Trustees considered the portion of the ISS MI Reports covering the Funds’ net management fees (where applicable) and net total expenses relative to their expense peer groups. The Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a low cost provider, nor does it have a policy to set its advisory fees below the median of a Fund’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that if offers
The Trustees also considered the relative net management fees and net total expenses of each of the mutual funds. They noted that all but four of the mutual funds had net management fees either below the median of their peer group or within five basis points of the median of their peer group. They noted that, among those four mutual funds, the DoubleLine Total Return Bond Fund had a net total expense ratio within five basis points of the median of its peer group and strong relative performance over recent periods ended October 31, 2024 shown in the ISS MI reports. In the case of DoubleLine Emerging Markets Fixed Income Fund, the Trustees noted that the Fund outperformed the median of its Morningstar categories over the one-year, three-year, five-year, and ten-year periods. In the case of DoubleLine Strategic Commodity Fund, the Trustees considered that the Fund’s net management fee is higher than the median but is more than four basis points below the highest net management in its peer group. In the case of DoubleLine Infrastructure Income Fund, the Trustees noted the very limited number of other mutual funds that invest principally in infrastructure-related debt, as well as the information provided by ISS MI regarding challenges it encountered in constructing a peer group of funds with similar principal investment strategies. They noted that all of the mutual funds had net total expense ratios either below the median of their peer groups or within five basis points of the median of their peer groups, with the exception of the DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Strategic Commodity Fund, and DoubleLine Infrastructure Income Fund. The Trustees discussed with management the reasons for the high relative total expenses compared to these Funds’ expense peers. In all cases, the Trustees considered each Fund’s net management fees in light of that Fund’s historical performance net of expenses. The Trustees noted that none of the mutual funds, other than the DoubleLine Infrastructure Income Fund for the reasons noted above, had the highest net management fee in its peer group. The Trustees also noted that DoubleLine’s stated pricing philosophy for its advisory services did not include seeking to be a low-cost service provider. The Trustees considered DoubleLine’s historical belief that the differences between the DoubleLine Infrastructure Income Fund and DoubleLine Long Duration Total Return Bond Fund and their peers should be considered in evaluating relative performance or net management fees. In light of all of the above and the other factors considered, the Trustees determined, on the basis of all of the information available to them, that each Fund’s fees under its Advisory Agreement were fair and reasonable in light of the nature, extent and quality of services provided by DoubleLine and supported the continuance of the Advisory Agreement for each of the mutual funds.
With respect to the ETFs, the Trustees considered information in the ISS MI Reports regarding the ETFs’ performance records and net total expenses. The Trustees noted that DoubleLine Opportunistic Core Bond ETF and DoubleLine Shiller CAPE® U.S. Equities ETF commenced investment operations on March 31, 2022, that DoubleLine Commercial Real Estate ETF and DoubleLine Mortgage ETF commenced investment operations on March 31, 2023, and that DoubleLine Commodity Strategy ETF and DoubleLine Fortune 500 Equal Weight ETF commenced investment operations on January 31, 2024. The Trustees noted that providing each Fund’s portfolio management team sufficient time to establish a more significant performance history supported renewal of those Advisory Agreements. The Trustees also considered that performance since inception for each ETF was within Management’s expectations and
34	DoubleLine Opportunistic Credit Fund

Evaluation of Advisory Agreement by the Board of Trustees (Cont.)
the Trustees considered Management’s explanation of any relative underperformance, including with respect to DoubleLine Commodity Strategy ETF, DoubleLine Fortune 500 Equal Weight ETF, and DoubleLine Shiller CAPE® U.S. Equities ETF. On the basis of all of these factors, the Trustees determined that the performance records of the ETFs to date supported the continuance of the Advisory Agreement for each of the ETFs.
The Trustees considered the expenses of the ETFs. The Trustees noted that under the ETFs’ unitary fee structure, DoubleLine, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Trustees further noted that under the unitary fee structure, DoubleLine pays substantially all of the operating expenses of the Funds, except for, among other things, the management fees, taxes and transaction costs, distribution fees or expenses, and any extraordinary expenses (such as litigation expenses). The Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a lowest cost provider, nor does it have a policy to set its advisory fees below the median of an ETF’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that if offers.
The Trustees noted that DoubleLine Commercial Real Estate ETF, DoubleLine Fortune 500 Equal Weight ETF, DoubleLine Opportunistic Core Bond ETF, and DoubleLine Shiller CAPE® U.S. Equities ETF each had a net total expense ratio at or below the median of its peer group. In considering the net total expense ratios of DoubleLine Commodity Strategy ETF and DoubleLine Mortgage ETF, the Trustees noted that while each Fund had a net total expense ratio that was above the median of its peer group, in each case, there were several peer funds with significantly higher net total expense ratios and that the ETFs’ net total expense ratios were within six basis points of the median of their respective peer group. The Trustees determined, on the basis of all of the information available to them, that each ETF’s fees under its Advisory Agreement were reasonable in light of the nature, extent and quality of services provided by DoubleLine and supported the continuance of the Advisory Agreement for each of the ETFs.
With respect to the CEFs, the Trustees considered the information in the ISS MI Reports regarding the Funds’ performance records and net management fees and net total expenses, based on each Fund’s net assets (excluding the principal amount of borrowings) and,separately, on each Fund’s total managed assets (including the principal amount of borrowings).
As to DoubleLine Income Solutions Fund (“DSL”), the Trustees noted that the Fund’s net management fees were in the third quartile of its peer group on both a net assets and total managed assets basis, though the Fund’s net total expenses (excluding investment related expenses) was either slightly above (three basis points) or below the median of its expense peer group on those bases. The Trustees considered DoubleLine’s explanations for the Fund’s longer term relative underperformance with the Fund falling in the fourth quartile of its Morningstar category for the three-year, five-year and ten-year periods ended October 31, 2024 and noted the Fund’s stronger more recent performance, with the Fund performing in the first quartile of its Morningstar category for the one-year period ended October 31, 2024 and the Fund outperforming its benchmark for the one-year, three-year, five-year, and ten-year periods ended October 31, 2024.
As to DoubleLine Opportunistic Credit Fund (“DBL”), the Trustees noted that DBL’s net management fees were in the third quartile of the Fund’s expense group on a net assets basis and in the fourth quartile of the expense group on a total managed assets basis. The Trustees also noted that DBL’s net total expense ratio (excluding investment-related expenses) was shown in the ISS MI Reports to be in the fourth quartile of the Fund’s expense group on a net assets basis and on a total managed assets basis. The Trustees considered that the Fund’s relative performance had improved recently, with the Fund performing in the second quartile of its Morningstar category for the one-year period ended October 31, 2024, though the Fund had performed in the third quartile for the three- and ten-year periods ended October 31, 2024 and in the fourth quartile for the five-year period ended October 31, 2024. In considering the Fund’s performance, the Trustees noted also that the Fund had outperformed its benchmark index for the one-, three-, five- and ten-year periods shown in the ISS MI Reports.
As to DoubleLine Yield Opportunities Fund (“DLY”), the Trustees considered that the Fund’s relative performance improved for the one-year period ended October 31, 2024, with the Fund performing in the second quartile of its Morningstar category. They noted that the Fund performed in the third quartile for the three-year period ended October 31, 2024, though it had outperformed its benchmark index over one- and three-year periods ended October 31, 2024. In considering the fees and expenses of the Fund, the Trustees took into account DoubleLine’s statement that the Fund’s terms at its initial offering differed from many closed-end funds that came to market before it in that DoubleLine, as the Fund’s sponsor, bore all of the Fund’s initial organizational and offering expenses and that the Fund has a limited life, and that funds offered pursuant to such arrangements tend to pay higher advisory fees than funds whose sponsors do not bear those organizational and offering expenses and the related risks. The Trustees considered that ISS MI had developed an expense group comprising Funds with similar fee and expense arrangements, as ISS MI reported that it had done for a
Semi-Annual Report	March 31, 2025	35

(Unaudited) March 31, 2025
number of other fund families. The Trustees noted that the Fund’s net management fees and net total expenses (excluding investment related expenses), though above the medians and in the fourth quartile of its peers on a total managed assets basis, were in the third quartile and within six basis points of the median of its peer group on a net assets basis.
The Trustees noted that each of DSL, DBL, and DLY had employed leverage during some or all of the periods shown in the ISS MI Reports, and considered information from DoubleLine that they receive quarterly regarding the estimated spread earned in respect of that leverage, after taking into account expenses related to the leverage, including incremental management fees.
For all of the Funds, the Trustees considered that DoubleLine provides a variety of other services to the Funds in addition to investment advisory services, which may include, among others, a number of back-office services, valuation services, derivatives risk management services, compliance services, liquidity monitoring services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers. The Trustees considered DoubleLine’s ongoing efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Trustees also considered the nature and structure of the Funds’ compliance program, including the policies and procedures of the Funds and their various service providers (including DoubleLine). The Trustees considered the quality of those non-investment advisory services and determined that their quality appeared to support the continuation of the Funds’ arrangements with DoubleLine.
The Trustees considered information provided by DoubleLine relating to its historical and continuing commitment to hire the necessary personnel and to invest in technology enhancements to support DoubleLine’s ability to provide services to the Funds. The Trustees concluded that it appeared that DoubleLine continued to have sufficient quality and depth of personnel, resources, and investment methods to continue to provide services of the same nature and quality as DoubleLine has historically provided to the Funds.
The Trustees considered materials relating to the fees charged by DoubleLine to non-Fund clients for which DoubleLine employs investment strategies substantially similar to one or more Funds’ investment strategies, including institutional separate accounts advised by DoubleLine and mutual funds for which DoubleLine serves as sub-adviser. The Trustees noted the information DoubleLine provided regarding certain institutional separate accounts advised by it and funds sub-advised by it that are subject to fee schedules that differ from, and are in most cases lower than, the rates paid by a Fund with substantially similar investment strategies. The Trustees noted DoubleLine’s representations that administrative, compliance, operational, legal, and other burdens of providing investment advice to registered investment companies (mutual funds, ETFs and closed-end funds) exceed in many respects those required to provide advisory services to non-registered investment company clients, such as institutional accounts for retirement or pension plans, which may have differing contractual requirements. The Trustees noted DoubleLine’s representations that DoubleLine also bears substantially greater legal and other responsibilities and risks in managing and sponsoring registered investment companies than in managing private accounts or in sub-advising funds, including registered investment companies, sponsored by others, and that the services and resources required of DoubleLine when it sub-advises registered investment companies by others generally are less extensive than those required of DoubleLine to serve the Funds, because, where DoubleLine serves as a sub-adviser, many of the sponsorship, operational, and compliance responsibilities related to the advisory function are retained by the primary adviser. In respect of the ETFs, the Trustees also noted the substantial financial risks assumed by DoubleLine in respect of each ETF’s unitary fee and that DoubleLine would generally bear, with limited exceptions, any increase in each ETF’s ordinary operating expenses.
The Trustees reviewed information as to general estimates of DoubleLine’s profitability with respect to each Fund, taking into account, among other things, information about both the direct and the indirect benefits to DoubleLine from managing the Funds. The Trustees considered information provided by DoubleLine as to the methods it uses, and the assumptions it makes, in calculating its profitability. The Trustees considered representations from DoubleLine that its compensation program, which is comprised of several components, including base salary, discretionary bonus and potential equity participation in DoubleLine, enables DoubleLine to attract, retain, and motivate highly qualified and experienced employees. The Trustees noted that DoubleLine was profitable in respect of certain of the Funds, but noted that in those cases it would be appropriate to consider that profitability in light of various other considerations such as the nature, extent, and quality of the services provided by DoubleLine, the relative long-term performance of the relevant Funds, the consistency of the Funds’ investment operations over time, and the competitiveness of the management fees (as applicable) and total operating expenses of the Funds. The Trustees separately considered in this respect information provided by DoubleLine regarding its reinvestment in its business to accommodate changing regulatory requirements and to maintain its ability to provide high-quality services to the Funds. The Trustees noted other benefits that could potentially be received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds, including possible ancillary benefits to the Adviser’s retail and institutional investment management businesses due to the reputation and potential market penetration of the Funds.
36	DoubleLine Opportunistic Credit Fund

Evaluation of Advisory Agreement by the Board of Trustees (Cont.)
In their evaluation of economies of scale, the Trustees considered, among other things, the pricing of the Funds and DoubleLine’s reported profitability, and that a number of the mutual funds had achieved significant size, though some of the largest funds have experienced significant outflows more recently. They noted also that none of the Funds have breakpoints in their advisory fee schedules, though the Trustees considered management’s view that the fee schedules for the Funds remained consistent with DoubleLine’s original pricing philosophy of proposing an initial management fee rate that generally, when taking into account expense limitations (where applicable), reflects reasonably foreseeable economies of scale. In this regard, the Trustees noted also that the information provided by ISS MI supported the view that the net management fees of the largest mutual funds remained competitively priced against a peer group that was selected based on, in part, asset size. The Trustees separately noted that DoubleLine had agreed to continue in place the expense limitation arrangements (where applicable) for a number of the mutual funds at current levels for an additional one-year period, with the prospect of recouping any waived fees or reimbursed expenses at a later date. In evaluating economies of scale more generally, the Trustees also noted ongoing changes to the regulatory environment, which required DoubleLine to re-invest in its business and infrastructure.
With regard to DSL, DBL, and DLY, the Trustees noted that these Funds have not increased in assets significantly from their initial offerings due principally to their status as closed-end investment companies and that there were therefore no substantial increases in economies of scale realized with respect to these Funds since their inception. The Trustees noted DoubleLine’s view that the levels of its profitability in respect of DSL, DBL, and DLY are appropriate in light of the investment it has made in these Funds, the quality of the investment management and other teams provided by it, and its continued investments in its own business.
With regard to the ETFs, the Trustees noted that the ETFs have only recently begun operations and that none of the ETFs has achieved significant scale or scale that exceeded expectations for the ETFs at the time of their launch.
On the basis of these considerations as well as others and in the exercise of their business judgment, the Trustees determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement(s); that it appeared that the management fees paid by each Fund to DoubleLine were generally within the range of management fees paid by its peer funds, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each Fund’s performance to date; that the historical performance records of the Funds, and the factors cited by Management in respect of the underperforming Funds, were consistent with the continuance of the Advisory Agreement(s) for each of the Funds; that the fees paid by each Fund did not appear inappropriate in light of the fee schedules charged to DoubleLine’s other clients with substantially similar investment strategies (where applicable) in light of the differences in the services provided and the risks borne by DoubleLine; that the profitability of each Fund to DoubleLine did not appear excessive or such as to preclude continuation of the Fund’s Advisory Agreement(s); that absence of breakpoints in any Fund’s management fee did not render that Fund’s fee unreasonable or inappropriate under the circumstances; and that it would be appropriate to approve each Advisory Agreement for an additional one-year period.
At meetings held in November of 2024 and February of 2025, the Board of Trustees of DoubleLine ETF Trust approved the investment advisory arrangements of DoubleLine Multi-Sector Income ETF and DoubleLine Asset-Backed Securities ETF, respectively.
At the November 2024 meeting of the Board of Trustees (the “Trustees”) of DoubleLine ETF Trust (the “Trust”), the Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”) voting separately, approved the Investment Management Agreement (the “Multi-Sector Income ETF Advisory Agreement”) between the Trust, on behalf of DoubleLine Multi-Sector Income ETF (the “Multi-Sector Income ETF”), and DoubleLine ETF Adviser LP (“ETF Adviser”). At the February 2025 meeting of the Trustees, the Trustees, including the Independent Trustees voting separately, approved the Investment Management Agreement (the “Asset-Backed Securities ETF Advisory Agreement” and together with the Multi-Sector Income ETF Advisory Agreement, each, an “Advisory Agreement” and together, the “Advisory Agreements”) between the Trust, on behalf of DoubleLine Asset-Backed Securities ETF (“Asset-Backed Securities ETF” and together with the Multi-Sector Income ETF, each, a “Fund” and together, the “Funds”), and ETF Adviser. This summary describes a number, but not necessarily all, of the most important factors considered by the Trustees and the Independent Trustees. In this summary, the Advisory Agreements are sometimes referred to together as the “Agreements”; ETF Adviser is sometimes referred to as the “Adviser” or “DoubleLine.”
The Trustees considered a wide range of materials, including information provided to the Trustees in connection with their duties as Trustees of the other exchange-traded funds (“ETFs”) within the Trust and in connection with their consideration of the renewal of the advisory contracts between the ETF Adviser and certain other ETFs within the Trust. The Trustees noted that their deliberations and conclusions were informed, at least in part, by their other recent or contemporaneous deliberations, as well as the information
Semi-Annual Report	March 31, 2025	37

(Unaudited) March 31, 2025
gathered over the course of the year. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive. In all of their deliberations, the Independent Trustees were advised by independent counsel.
The Trustees’ determination to approve the Agreements was based on an evaluation of all of the information provided to them. The Trustees noted that the non-fee terms of the Agreements were substantially the same as those of the investment management agreements in effect for the most recently launched ETFs within the Trust. In their evaluation of the services provided by DoubleLine and the Funds’ contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio management personnel, including among others Mr. Jeffrey Gundlach, managing other products, including mutual funds and ETFs, and the strong investor interest in products managed by DoubleLine.
The Trustees considered that the investment strategy of the Multi-Sector Income ETF would involve flexible asset allocation among various sectors of the fixed income markets and that this investment approach would entail management of assets classes in which other DoubleLine funds invest, including DoubleLine Flexible Income Fund. With respect to the Asset-Backed Securities ETF, the Trustees considered that the Fund generally will invest at least 80% of its net assets in asset-backed securities (“ABS”) of any kind, an asset class that DoubleLine manages in a number of other mutual funds and ETFs. The Trustees also considered that there are limited to no competitor funds investing primarily in ABS, and the portfolio management team’s significant experience investing in ABS. With respect to both Funds, the Trustees considered the qualifications, experience, and responsibilities of the proposed portfolio management team of each Fund and other key personnel who would be involved in the day-to-day investment activities of the Funds. The Trustees considered ETF Adviser’s experience in managing fixed income portfolios and in managing similar products, generally.
The Trustees considered that the Adviser would provide a variety of services to the Funds in addition to investment advisory services, including, among others, a number of back-office services, valuation services, compliance services, liquidity monitoring services, capital markets services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers. The Trustees also considered the nature, extent, and structure of the compliance procedures and the trading capabilities of ETF Adviser. The Trustees concluded that it appeared that the Adviser would have, or have available to it, sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures to perform their duties under the proposed Agreements and that the nature, overall quality, and extent of the management services to be provided to each Fund appeared likely to be satisfactory and reliable. They also considered the possible effects of adding additional ETFs to the Trust on the capacities of ETF Adviser.
The Trustees considered the proposed structure and level of the advisory fee to be paid under the Advisory Agreements. The Trustees considered comparative expense information provided by ISS Market Intelligence, an independent third-party provider of investment company data (“ISS MI”). In reviewing the reports prepared by ISS MI (the “ISS MI Reports”), the Trustees also considered each Fund’s unitary fee structure and the structures of the fees of the peers presented for their consideration.
With respect to the Multi-Sector Income ETF, the Trustees noted that the ISS MI Reports indicated that the Fund’s proposed management fee under the Advisory Agreement was at the peer group median. With respect to the Asset-Backed Securities ETF, the Trustees noted that the ISS MI Reports indicated that the Fund’s proposed management fee under the Advisory Agreement was in the second quartile of the peer group and below the peer group median.
Consistent with general ETF industry practice, the Trustees noted the Funds’ proposed “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Trustees considered that the Adviser would pay all operating expenses of the Funds, except for, among others: (i) management fees; (ii) interest expenses; (iii) dividends and other expenses on securities sold short; (iv) taxes; (v) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (vi) acquired fund fees and expenses; (vii) accrued deferred tax liabilities; (viii) distribution fees or expenses; and (ix) any extraordinary expenses (such as litigation expenses).
The Trustees reviewed information they had received regarding general estimates of the Adviser’s profitability from managing a new Fund during the proposed initial term, taking into account among other things information about both the direct and the indirect benefits to the Adviser. The Trustees considered information provided by the Adviser as to the methods it uses, and the assumptions it makes, in estimating and projecting profitability. The Trustees also considered in this regard the Adviser’s significant investment in sponsoring, forming and registering each Fund during its start-up period and the related risks of those activities. The Trustees noted other benefits that could potentially be received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds,
38	DoubleLine Opportunistic Credit Fund

Evaluation of Advisory Agreement by the Board of Trustees (Cont.)
including possible ancillary benefits to the Adviser’s retail and institutional investment management businesses due to the reputation and potential market penetration of the Funds. The Trustees considered DoubleLine’s approach to advisory fees generally, including proposing advisory fees for each Fund designed to cause each Fund to have a competitive fee structure even at low asset levels and that, in DoubleLine’s belief, the proposed advisory fees reflected reasonably foreseeable economies of scale that the Adviser might experience as each Fund’s assets grow at least through the proposed initial term. In light of all of the information evaluated, including relevant information received from the Adviser in prior meetings concerning other funds within the Trust, the Trustees concluded that the Adviser’s profit from managing the Funds would likely not be excessive during the proposed initial term.
On the basis of these considerations and others and in the exercise of their business judgment, the Trustees determined to approve the Agreements for the proposed initial term.
Semi-Annual Report	March 31, 2025	39

(Unaudited) March 31, 2025
Portfolio Managers
The portfolio managers for the Fund are Jeffrey E. Gundlach, Andrew Hsu and Ken Shinoda.
Mr. Gundlach has served as a portfolio manager for the Fund since the Fund’s inception. Messrs. Hsu and Shinoda have served as portfolio managers for the Fund since April 30, 2020. Since the Fund’s last annual report to shareholders, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolio.
Information About Proxy Voting
Information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 877-DLine11 (877-354-6311) or emailing fundinfo@doubleline.com and on the SEC’s website at www.sec.gov.
A description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling 877-DLine11 (877-354-6311) or emailing fundinfo@doubleline.com; and (ii) on the SEC’s website at www.sec.gov.
Information About Portfolio Holdings
The Fund intends to disclose its portfolio holdings on a quarterly basis by posting the holdings on the Fund’s website. The disclosure will be made by posting the Annual Report, Semi-Annual Report and Part F of Form N-PORT filings on the Fund’s website.
The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. When available, the Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov.
Householding—Important Notice Regarding Delivery of Shareholder Documents
In an effort to conserve resources, the Fund intends to reduce the number of duplicate Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free 877-DLine11 (877-354-6311) to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.
Fund Certification
The Fund is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund filed with the SEC the certification of its chief executive officer and principal financial officer required by section 302 of the Sarbanes-Oxley Act.
Proxy Results
The Annual Meeting of Shareholders was held on February 19, 2025 for shareholders of record as of the close of business on December 20, 2024 to re-elect Joseph J. Ciprari, a Class I trustee nominee, and to elect William A. Odell, a Class I trustee nominee. Mr. Ciprari was elected with 5,228,720 affirmative votes and 7,039,088 votes withheld, and Mr. Odell was elected with 5,407,611 affirmative votes and 6,860,197 votes withheld. Trustees whose terms of office continued after the Annual Meeting of Shareholders because they were not up for re-election are John C. Salter, Ronald R. Redell, and Yury Friedman.
40	DoubleLine Opportunistic Credit Fund

Dividend Reinvestment Plan	(Unaudited) March 31, 2025
Unless the registered owner of Common Shares elects to receive cash by contacting U.S. Bancorp Fund Services, LLC (the “Plan Administrator”), all dividends, capital gains and returns of capital, if any, declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions payable in cash directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by providing notice in writing to the Plan Administrator at least 5 days prior to the dividend/distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.
Whenever the Fund declares an income dividend, a capital gain distribution or other distribution (collectively referred to as “dividends”) payable either in shares or cash, non-participants in the Plan will receive cash and participants in the Plan will receive a number of Common Shares, determined in accordance with the following provisions. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open- Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the market price per Common Share plus estimated brokerage trading fees is equal to or greater than the NAV per Common Share (such condition is referred to here as “market premium”), the Plan Administrator shall receive Newly Issued Common Shares from the Fund for each Plan participant’s account. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the date of issuance; provided that, if the NAV per Common Share is less than or equal to 95% of the current market value on the date of issuance, the dollar amount of the Dividend will be divided by 95% of the market price per Common Share on the date of issuance for purposes of determining the number of shares issuable under the Plan. If, on the payment date for any Dividend, the NAV per Common Share is greater than the market value plus estimated brokerage trading fees (such condition being referred to here as a “market discount”), the Plan Administrator will seek to invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.
In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or in no event more than 30 days after the record date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. If the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open- Market Purchases and may instead receive the Newly Issued Common Shares from the Fund for each participant’s account, in respect of the uninvested portion of the Dividend, at the NAV per Common Share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the date of issuance for purposes of determining the number of shares issuable under the Plan.
The Plan Administrator maintains all registered shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator in non-certificated form in the name of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.
In the case of Common Shares owned by a beneficial owner but registered with the Plan Administrator in the name of a nominee, such as a bank, a broker or other financial intermediary (each, a “Nominee”), the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the Nominee as participating in the Plan. The Plan Administrator will not take instructions or elections from a beneficial owner whose Common Shares are registered with the Plan Administrator in the name of a Nominee. If a beneficial owner’s Common Shares are held through a Nominee and are not registered with the Plan Administrator as participating in the Plan, neither the beneficial owner nor the Nominee will be participants in or have distributions reinvested under the Plan with respect to those Common Shares. If a beneficial owner of Common Shares held in the name of a Nominee wishes to participate in the Plan, and the Shareholder’s Nominee is unable or unwilling to become a registered shareholder and a Plan
Semi-Annual Report	March 31, 2025	41

(Unaudited) March 31, 2025
participant with respect to those Common Shares on the beneficial owner’s behalf, the beneficial owner may request that the Nominee arrange to have all or a portion of his or her Common Shares registered with the Plan Administrator in the beneficial owner’s name so that the beneficial owner may be enrolled as a participant in the Plan with respect to those Common Shares. Please contact your Nominee for details or for other possible alternatives.
Participants whose shares are registered with the Plan Administrator in the name of one Nominee may not be able to transfer the shares to another firm or Nominee and continue to participate in the Plan.
There will be no brokerage charges with respect to Common Shares issued directly by the Fund as a result of dividends payable either in Common Shares or in cash. However, each participant will pay a pro rata share of brokerage trading fees incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.
The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.
All correspondence, questions, or requests for additional information concerning the Plan should be directed to the Plan Administrator by calling toll-free 877-DLine11 (877-354-6311) or by writing to U.S. Bancorp Fund Services, LLC at P.O. Box 701, Milwaukee, WI 53201 prior to July 31, 2025 or U.S. Bank Global Fund Services at P.O. Box 219252, Kansas City, MO 64121-9252 beginning July 31, 2025. Be sure to include your name, address, daytime phone number, Social Security or tax I.D. number and a reference to DoubleLine Opportunistic Credit Fund on all correspondence.
The Plan Administrator accepts instructions only from the registered owners of accounts. If you purchased or hold your Fund shares through an intermediary, in most cases your intermediary’s nominee will be the registered owner with the Fund. Accordingly, questions regarding your participation in the Plan or the terms of any reinvestments should be directed to your intermediary in the first instance.
42	DoubleLine Opportunistic Credit Fund

DoubleLine Privacy Policy Notice	(Unaudited) March 31, 2025
What Does DoubleLine Do With Your Personal Information
This notice provides information about how DoubleLine (“we,” “our” and “us”) collects, discloses, and protects your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.
Why We Need Your Personal Information
All financial companies need to disclose customers’ personal information to run their everyday businesses, to appropriately tailor the services offered (where applicable), and to comply with our regulatory obligations. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request (where applicable), to make its customers aware of other financial products and services offered by a DoubleLine affiliated company, and to satisfy obligations we owe to regulatory bodies. We may use your contact information, with your consent, (where required) to communicate with you including through emails and/or text messages.
Information We May Collect
We may collect various types of personal data about you, including:
•
Your personal identification information, which may include your name and passport information, your IP address, politically exposed person (“PEP”) status, and such other information as may be necessary for us to provide our services to you and to complete our customer due diligence process and discharge anti-money laundering obligations;

•	Your contact information, which may include postal address and e-mail address and your home and mobile telephone numbers;
•	Your family relationships, which may include your marital status, the identity of your spouse and the number of children that you have;
•
Your professional and employment information, which may include your level of education and professional qualifications, your employment, employer’s name and details of directorships and other offices which you may hold; and

•
Financial information, risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, your bank details and your credit history.

For the purposes of European Data Privacy Laws (as defined below), our lawful bases for processing your personal data may, as the context requires, include necessity for compliance with a legal obligation on us (such as to prevent fraud or money laundering), for the performance of a contract with you, for our legitimate business interests (i.e., to run our business and to appropriately tailer the services we offer to you) or with your express consent. Where we need to process your personal data by law or under the terms of a contract with you and you fail to provide that personal data when requested, we may not be able to perform the contract we have with you. If you require further details about the specific lawful basis that we are relying on to process any personal data, please contact us at Privacy@DoubleLine.com.
Where We Obtain Your Personal Information
•	Information we receive about you on applications or other forms;
•	Information you may give us orally;
•	Information about your transactions with us or others;
•	Information you submit to us in correspondence, including emails or other electronic communications; and
•	Information about any bank account you use for transfers between your bank account and any DoubleLine investment account, including information provided when effecting wire transfers.
Semi-Annual Report	March 31, 2025	43

(Unaudited) March 31, 2025
Information Collected From Websites
Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Our websites may contain links that are maintained or controlled by third parties with privacy policies that may differ, in some cases significantly, from the privacy policies described in this notice. Please read the privacy policies of such third parties and understand that accessing their websites is at your own risk. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.
We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate visitor’s use of the domain, compile statistical reports on domain activity, and provide other services related to our websites. For more information about Google Analytics, or to opt out of Google Analytics, please go to https://tools.google.com/dlpage/gaoptout. For more information about Adobe Analytics, or to opt out of Adobe Analytics, please go to: http://www.adobe.com/privacy/opt-out.html.
How And Why We May Disclose Your Information
DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:
•
It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide to you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

•
DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is required or authorized by law to do so, such as for the purpose of compliance with regulatory requirements or in the case of a court order, legal investigation, or other properly executed governmental request.

•
In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may disclose information to an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545. If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. We do not share your information to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.
Notice Related To The California Consumer Privacy Act (CCPA) And To “Natural Persons” Residing In The State Of California
DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“Personal Information”). Personal Information we collect from our customers and consumers is covered under the Gramm-Leach-Bliley Act (“GLBA”) and is therefore excluded from the scope of the California Consumer Privacy Act, as amended by the California Privacy Rights Act (together, “CCPA”).
However, for California residents who are not DoubleLine customers or consumers, as those terms are defined by GLBA, the personal information we collect about you is subject to the CCPA. As such, you have privacy rights with respect to your personal information. Please review the following applicable California privacy notice that is available at https://www.doubleline.com, or by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545.
CA Privacy Notice for Website Visitors, Media Subscribers and Business Representatives
CA Privacy Notice for Employees
44	DoubleLine Opportunistic Credit Fund

DoubleLine Privacy Policy Notice (Cont.)
Notice To “Natural Persons” Residing In The European Economic Area (the “EEA”)
This section applies to the collection, receipt or other processing by or on behalf of us of personal data (as defined in the European Data Privacy Laws) of individuals in respect of the European Economic Area (“EEA”) and/or the United Kingdom (“UK”).
We will endeavor to process your personal data in accordance with applicable privacy laws, including without limitation, where applicable, General Data Protection Regulation (Regulation (EU) 2016/679) (“EU GDPR”), the EU GDPR as it forms part of the laws of England and Wales, Scotland and Northern Ireland by virtue of section 3 of the European Union Withdrawal Act 2018 (“UK GDPR”), the UK Data Protection Act 2018, the Privacy and Electronic Communications (EC Directive) Regulations 2003, (the “European Data Privacy Laws”).
We are the data controller of your personal data, meaning that we determine the purposes and means of the processing of your personal data. Full details of the types of personal data we process, our lawful bases for processing and how we may share your personal data are set out further above.
If you reside in the EEA or the UK, we may transfer your personal information outside the EEA or UK, and will ensure that it is protected and transferred in a manner consistent with applicable European Data Privacy laws. This can be done in a number of different ways, for instance:
•
the country to which we send the personal information may have been assessed by the European Commission (or such other competent EEA authority) or the UK Information Commissioner’s Office, as applicable, as providing an “adequate” level of protection for personal data; or

•	the recipient may have signed a contract based on standard contractual clauses approved by the European Commission and the UK Information Commissioner’s Office, as applicable.
In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA or the UK. In all cases, however, any transfer of your personal information will be compliant with applicable data protection law European Data Privacy Laws. Should you wish to obtain a copy of the appropriate or suitable safeguards we have adopted where required to do so under the European Privacy Laws or would like to know where they have been made available, please contact us using the details provided below.
Notice To Investors In Cayman Islands Investment Funds
If you are a natural person, please review this notice as it applies to you directly. If you are a legal representative of a corporate or entity investor that provides us with any personal information about individuals (i.e., natural persons), you agree to furnish a copy of this notice to each such individual or otherwise advise them of its content.
Any international transfer of personal information will be compliant with the requirements of the Data Protection Act, (As Revised) of the Cayman Islands.
Privacy For Children
DoubleLine is concerned about the privacy of children. Our website and our services are not targeted at individuals under 18 years of age, and we do not knowingly collect any personal information from an individual under 18. If we learn that a child under the age of 13 (or such higher age as required by applicable law) has submitted personally identifiable information online without parental consent, we will take all reasonable measures to delete such information from its databases and to not use such information for any purpose (except where necessary to protect the safety of the child or others as required or allowed by law). If you become aware of any personally identifiable information, we have collected from children under 13 (or such higher age as required by applicable law), please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545. We do not sell or share any personal information and have no actual knowledge about selling or sharing personal information of individuals under the age of 16.
Semi-Annual Report	March 31, 2025	45

(Unaudited) March 31, 2025
Retention Of Personal Information And Security
Your personal information will be retained for as long as required:
•	for the purposes for which the personal information was collected;
•	in order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or
•	as required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to, U.S. laws and regulations applicable to our business.
We will undertake commercially reasonable efforts to protect the personal information that we hold with appropriate security measures.
Access To And Control Of Your Personal Information
Depending on your country of domicile or applicable law, you may have the following rights in respect of the personal information about you that we process:
•	the right to access and port personal information;
•	the right to rectify personal information;
•	the right to restrict the use of personal information;
•	the right to request that personal information is erased;
•	the right to object to processing of personal information and;
•	the right to withdraw consent at any time where we are relying on consent to process your personal data.
Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. If you are an investor in the DoubleLine funds, certain of the rights described above that may apply to DoubleLine customers outside the United State may not apply to you. In addition, if you invest in a DoubleLine fund through a financial intermediary, DoubleLine may not have access to personal information about you.
If you wish to exercise any of the rights set out above, please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545. We will endeavor to respond within one month of receiving the request, unless the request is complex, in which case it may take longer. We may also need to request specific information from you to help confirm your identity and your right to access the relevant personal data (or to exercise any of its other rights). Please be aware that there are exceptions and exemptions that apply to some of the rights, which we will apply in accordance with the applicable European Data Privacy Laws (or other privacy laws). In particular, if you have provided consent to processing and subsequently withdraw that consent, we may still process that personal data where we have another lawful basis for doing so and your withdrawal does not affect the lawfulness of any processing carried out before you withdrew your consent.
We shall not make any decisions about you solely using automated decision making (including profiling) based on your personal data where such decision produces legal effects concerning you or similarly affects you. To the extent you believe we have not addressed your concerns or otherwise choose to do so, you have the right under European Data Privacy Laws to lodge a complaint with your competent EEA or UK data protection authority, as applicable. In respect of the UK, the UK Information Commissioner’s Office contact details are available at www.ico.org.uk.
Changes To DoubleLine’s Privacy Policy
DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of such changes in accordance with applicable law.
46	DoubleLine Opportunistic Credit Fund

Investment Adviser:
DoubleLine Capital LP
2002 North Tampa Street
Suite 200
Tampa, FL 33602
Administrator:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Transfer Agent:
Before July 31, 2025:Beginning July 31, 2025:
U.S. Bancorp Fund Services, LLCU.S. Bancorp Fund Services, LLC
P.O. Box 701P.O. Box 219252
Milwaukee, WI 53201Kansas City, MO 64121-9252
Custodian:
U.S. Bank, N.A.
1555 North River Center Drive
Suite 302
Milwaukee, WI 53212
Independent Registered Public Accounting Firm:
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626
Legal Counsel:
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036
Contact Information:
doubleline.com
fundinfo@doubleline.com
(877) DLine11 or (877) 354-6311
DL-SEMI-DBL
DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240, 10D-1) by the registered national securities exchange or registered nations securities association upon which the Registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(5) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Opportunistic Credit Fund

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, Principal Executive Officer

Date	06/04/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, Principal Executive Officer

Date	06/04/2025

By (Signature and Title)*	/s/ Henry V. Chase
Henry V. Chase, Treasurer and Principal Financial and Accounting Officer

Date	06/04/2025